     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 16, 1999

                                                       REGISTRATION NO. 33-45380
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.                    / /


                        POST-EFFECTIVE AMENDMENT NO. 13                  /X/

                                      AND


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 13                         /X/

                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                        ML OF NEW YORK VARIABLE ANNUITY
                               SEPARATE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)
                           ML LIFE INSURANCE COMPANY
                                  OF NEW YORK
                              (NAME OF DEPOSITOR)
                               100 CHURCH STREET
                                   11TH FLOOR
                         NEW YORK, NEW YORK 10080-6511
                                 (212) 602-8250
         (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)
                           --------------------------

                            BARRY G. SKOLNICK, ESQ.
                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                     ML LIFE INSURANCE COMPANY OF NEW YORK
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536


                                    Copy to:
                             STEPHEN E. ROTH, ESQ.
                            KIMBERLY J. SMITH, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                          1275 PENNSYLVANIA AVENUE, NW
                          WASHINGTON, D.C. 20004-2415

                            ------------------------

    It is proposed that this filing will become effective (check appropriate space):

    / / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on ___May 1, 1999___ pursuant to paragraph (b) of Rule 485
                 (date)
    / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on _______________pursuant to paragraph (a)(1) of Rule 485
               (date)



    If appropriate, check the following box:


    / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Units of Interest in Flexible Premium Individual Deferred Variable Annuity Contracts.

                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS

May 1, 1999

         ML of New York Variable Annuity Separate Account A (Account A)
                                      and
         ML of New York Variable Annuity Separate Account B (Account B)

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                 also known as
     MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                   issued by
            ML LIFE INSURANCE COMPANY OF NEW YORK ("ML OF NEW YORK")
                   Home Office: 100 Church Street, 11th Floor
                         New York, New York 10080-6511

                         Service Center: P.O. Box 44222


                        Jacksonville, Florida 32231-4222


                           4804 Deer Lake Drive East,


                          Jacksonville, Florida 32246

                             Phone: (800) 333-6524
                                offered through
               Merrill Lynch, Pierce, Fenner & Smith Incorporated


This prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to the Service Center at the address above.


The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life. It is important that you understand how the contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?

An annuity provides for the SYSTEMATIC LIQUIDATION of a sum of money at the annuity date through a variety of annuity options. Each Annuity Option has different protection features intended to cover different kinds of income needs. Many of these Annuity Options provide income streams that can't be outlived.

                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of Account A and/or Account B. In turn, we invest each subaccount's assets in corresponding portfolios of the following:

-   MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
      -  Domestic Money Market Fund
      -  Prime Bond Fund
      -  High Current Income Fund
      -  Quality Equity Fund
      -  Special Value Focus Fund
      -  Global Strategy Focus Fund
      -  Basic Value Focus Fund
      -  Capital Focus Fund
      -  Global Growth Focus Fund
      -  Government Bond Fund
      -  Developing Capital Markets Focus Fund
      -  Index 500 Fund
      -  Reserve Assets Fund
-   AIM VARIABLE INSURANCE FUNDS, INC.
      -  V.I. Capital Appreciation Fund
      -  V.I. Value Fund
-   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
      -  Premier Growth Portfolio
      -  Quasar Portfolio

-   MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-

      -  Emerging Growth Series
      -  Research Series
-   HOTCHKIS AND WILEY VARIABLE TRUST
      -  International VIP Portfolio
-   DEFINED ASSET FUNDS
      -  1999 ML Select Ten V.I. Trust

The value of your contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.

We've designed this annuity as a long-term investment. If you withdraw money from the annuity too soon, you may incur substantial charges. In addition, any money you take out of the contract is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.

                          WHAT DOES THIS ANNUITY COST?

We impose a number of charges. The two most significant charges are a sales charge and a mortality and expense risk charge.

We provide more details on these two charges as well as a description of all other charges later in the prospectus.

    ************************************************************************

This prospectus contains information about the Contract and the Accounts that you should know before you invest. A Statement of Additional Information con tains more information about the Contract and the Accounts. We have filed this Statement of Additional Information, dated May 1, 1999, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Information, simply call or write us at the phone number or address noted above. There is no charge to obtain it. The table of contents for this Statement of Additional Information is
found on page   of this prospectus.

CURRENT PROSPECTUSES FOR THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC., THE AIM VARIABLE INSURANCE FUNDS, INC., THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC., THE MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-, THE HOTCHKIS AND WILEY VARIABLE TRUST, THE MERCURY ASSET MANAGEMENT V.I. FUNDS, INC., AND THE DEFINED ASSET FUNDS MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                                                     Page
                                                                                                   ---------
DEFINITIONS .....................................................................................          7
FEE TABLE .......................................................................................          8
CAPSULE SUMMARY OF THE CONTRACT..................................................................         14
    Premiums ....................................................................................         14
    The Accounts.................................................................................         14
    The Funds Available For Investment...........................................................         14
    Fees and Charges.............................................................................         15
         Mortality & Expense Risk Charge.........................................................         15
         Sales Charge............................................................................         15
         Administration Charge...................................................................         15
         Contract Maintenance Charge.............................................................         15
         Premium Taxes...........................................................................         15
    Transfers ...................................................................................         16
         Transfers Among Account A Subaccounts...................................................         16
         Transfers From Account A to Account B...................................................         16
         Withdrawals.............................................................................         16
         Death Benefit...........................................................................         17
         Annuity Payments........................................................................         17
         Ten Day Review..........................................................................         17
YIELDS AND TOTAL RETURNS.........................................................................         18
ML LIFE INSURANCE COMPANY OF NEW YORK............................................................         19
THE ACCOUNTS.....................................................................................         19
    Segregation of Account Assets................................................................         19
    Number of Subaccounts; Subaccount Investments................................................         20
INVESTMENTS OF THE ACCOUNTS......................................................................         20
    General Information and Investment Risks.....................................................         20
    Merrill Lynch Variable Series Funds, Inc.....................................................         20
    Merrill Lynch Asset Management, L.P. ("MLAM")................................................         21
    Investment Objectives........................................................................         21
         Domestic Money Market Fund..............................................................         21
         Prime Bond Fund.........................................................................         21
         High Current Income Fund................................................................         21
         Quality Equity Fund.....................................................................         22
         Special Value Focus Fund................................................................         22
         Natural Resources Focus Fund............................................................         22
         American Balanced Fund..................................................................         22
         Global Strategy Focus Fund..............................................................         22
         Basic Value Focus Fund..................................................................         23
         Global Bond Focus Fund..................................................................         23
         Global Utility Focus Fund...............................................................         23
         International Equity Focus Fund.........................................................         23
         Government Bond Fund....................................................................         23
         Developing Capital Markets Focus Fund...................................................         24
         Reserve Assets Fund.....................................................................         24
         Index 500 Fund..........................................................................         24
         Capital Focus Fund......................................................................         24
         Global Growth Focus Fund................................................................         24
    Defined Asset Funds -- Select Ten Trust......................................................         24
    AIM Variable Insurance Funds, Inc............................................................         25

         AIM V.I. Capital Appreciation Fund......................................................         26
         AIM V.I. Value Fund.....................................................................         26
    Alliance Variable Products Series Fund, Inc..................................................         26
         Alliance Premier Growth Portfolio.......................................................         26
         Alliance Quasar Portfolio...............................................................         27
    MFS-Registered Trademark- Variable Insurance Trust-SM-.......................................         27
         MFS Emerging Growth Series..............................................................         27
         MFS Research Series.....................................................................         27
    Hotchkis and Wiley Variable Trust............................................................         27
         Hotchkis and Wiley International VIP Portfolio..........................................         28
    Mercury Asset Management V.I. Funds, Inc.....................................................         28
         Mercury V.I. U.S. Large Cap Fund........................................................         29
    Purchases and Redemptions of Fund Shares; Reinvestment.......................................         29
    Material Conflicts, Substitution of Investments and Changes to Accounts......................         29
CHARGES AND DEDUCTIONS...........................................................................         30
    Mortality and Expense Risk Charge............................................................         30
    Sales Charge.................................................................................         30
         When Imposed............................................................................         30
         Amount of Charge........................................................................         31
         How Deducted............................................................................         31
    Administration Charge........................................................................         32
    Contract Maintenance Charge..................................................................         32
    Other Charges................................................................................         32
         Transfer Charges........................................................................         32
         Tax Charges.............................................................................         32
         Fund Expenses...........................................................................         33
         Retirement Plus Advisor Expenses........................................................         33
    Premium Taxes................................................................................         33
FEATURES AND BENEFITS OF THE CONTRACT............................................................         33
    Ownership of The Contract....................................................................         33
    Issuing the Contract.........................................................................         34
         Issue Age...............................................................................         34
         Information We Need To Issue The Contract...............................................         34
         Ten Day Right to Review.................................................................         34
    Premiums ....................................................................................         34
         Minimum and Maximum Premiums............................................................         34
         How to Make Payments....................................................................         34
         Premium Investments.....................................................................         35
    Accumulation Units...........................................................................         35
ADDITIONAL PROVISIONS APPLICABLE TO ALL CONTRACTS................................................         36
    Death of Annuitant Prior to Annuity Date.....................................................         36
    Transfers ...................................................................................         36
         Transfers Within Account A..............................................................         36
    Dollar Cost Averaging........................................................................         37
         What Is It?.............................................................................         37
         Minimum Amounts.........................................................................         37
         When Do We Make DCA Transfers?..........................................................         37
    Merrill Lynch Retirement Plus Advisor-SM-....................................................         37
         Fees and Charges for RPA................................................................         38
    Transfers From Account A to Account B........................................................         38
    Withdrawals and Surrenders...................................................................         38
         When and How Withdrawals are Made.......................................................         38

         Automatic Withdrawals...................................................................         39
         Minimum Amounts.........................................................................         39
         Surrenders..............................................................................         39
    Payments to Contract Owners..................................................................         39
    Contract Changes.............................................................................         40
    Death Benefit................................................................................         40
    Annuity Payments.............................................................................         41
    Annuity Options..............................................................................         42
         Payments of a Fixed Amount..............................................................         43
         Payments for a Fixed Period.............................................................         43
         Life Annuity............................................................................         43
         Life Annuity With Payments Guaranteed for 10 or 20 Years................................         43
         Life Annuity With Guaranteed Return of Contract Value...................................         43
         Joint and Survivor Life Annuity.........................................................         43
         Individual Retirement Account Annuity...................................................         43
    Gender-based Annuity Purchase Rates..........................................................         44
FEDERAL INCOME TAXES.............................................................................         44
    Federal Income Taxes.........................................................................         44
    Tax Status of the Contract...................................................................         44
    Taxation of Annuities........................................................................         45
    Penalty Tax on Some Withdrawals..............................................................         46
    Transfers, Assignments, or Exchanges of a Contract...........................................         46
    Withholding .................................................................................         46
    Multiple Contracts...........................................................................         46
    Possible Changes In Taxation.................................................................         46
    Possible Charge For Our Taxes................................................................         47
    Individual Retirement Annuities..............................................................         47
    Other Tax Issues for IRAs and Roth IRAs......................................................         48
OTHER INFORMATION................................................................................         48
    Voting Rights................................................................................         48
    Reports to Contract Owners...................................................................         48
    Selling the Contract.........................................................................         48
    State Regulation.............................................................................         49
    Year 2000 ...................................................................................         49
    Legal Proceedings............................................................................         49
    Experts .....................................................................................         49
    Legal Matters................................................................................         50
    Registration Statements......................................................................         50
ACCUMULATION UNIT VALUES.........................................................................         51
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.....................................         53

                                  DEFINITIONS

ACCUMULATION UNIT: An index used to compute the value of the contract owner's interest in a subaccount prior to the annuity date.

ANNUITANT: The person on whose continuation of life annuity payments may depend.

ANNUITY DATE: The date on which annuity payments begin.

BENEFICIARY: The person to whom payment is to be made on the death of the contract owner.

CONTRACT ANNIVERSARY: The same date each year as the date of issue of the Contract.

CONTRACT YEAR: The period from one contract anniversary to the day preceding the next contract anniversary.

INDIVIDUAL RETIREMENT ACCOUNT OR ANNUITY ("IRA"): A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 408 of the Internal Revenue Code.

MONTHIVERSARY: The same date of each month as the date on which the Contract was issued.

NET INVESTMENT FACTOR: An index used to measure the investment performance of a subaccount from one valuation period to the next.

NONQUALIFIED CONTRACT: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described under Section 401, 403, 408, 457 or any similar provisions of the Internal Revenue Code.


TAX SHELTERED ANNUITY: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the Internal Revenue Code.


VALUATION PERIOD: The interval from one determination of the net asset value of a subaccount to the next.

                                   FEE TABLE



A.   Contract Owner Transaction Expenses


     1. Sales Load Imposed on Premium .................................     None


     2. Contingent Deferred Sales Charge



          COMPLETE YEARS ELAPSED SINCE            CONTINGENT DEFERRED SALES CHARGE AS A
               PAYMENT OF PREMIUM                    PERCENTAGE OF PREMIUM WITHDRAWN
          ------------------------------          --------------------------------------
                     0 years                                      7.00%
                      1 year                                      6.00%
                     2 years                                      5.00%
                     3 years                                      4.00%
                     4 years                                      3.00%
                     5 years                                      2.00%
                     6 years                                      1.00%
                 7 or more years                                  0.00%



     3. Transfer Fee ...................................................     $25


     The first 6 transfers among Separate Account A subaccounts in a contract year are free. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers. These rules apply only to transfers among Separate Account A subaccounts. They do not apply to transfers from Separate Account A to Separate Account B. No transfers may be made from Separate Account B.



     The Fee Table and Examples do not include charges to contract owners for premium taxes. Premium taxes may be applicable. Refer to the PREMIUM TAXES section in this Prospectus for further details.



B.   Annual Contract Maintenance Charge ................................     $40


     The Contract Maintenance Charge will be assessed annually on each contract anniversary, only if the contract value is less than $50,000.



C.   Separate Account Annual Expenses (as a percentage of account value)



                                           SEPARATE ACCT A   SEPARATE ACCT B
                                           ---------------   ---------------
          Mortality and Expense Risk
            Charge......................          1.25%              .65%
          Administration Charge.........           .10%              .00%
                                                                      --
                                                   ---
          Total Separate Account Annual
            Expenses....................          1.35%              .65%



D. Fund Expenses for the Year Ended December 31, 1998 (see "Notes to Fee Table") (as a percentage of each Fund's average net assets)



                                                MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
                           ----------------------------------------------------------------------------------------------------
                                              HIGH               SPECIAL    NATURAL         GLOBAL                     DOMESTIC
                           RESERVE   PRIME   CURRENT   QUALITY    VALUE    RESOURCES       STRATEGY        AMERICAN     MONEY
ANNUAL EXPENSES            ASSETS    BOND    INCOME    EQUITY     FOCUS     FOCUS*         FOCUS(b)        BALANCED*    MARKET
-------------------------  -------   -----   -------   -------   -------   ---------       --------        ---------   --------
Investment Advisory
  Fees...................    .50%     .42%     .47%      .44%      .75%       .65%            .65%            .55%        .50%
Other Expenses...........    .18%     .06%     .06%      .05%      .06%       .23%            .07%            .07%        .06%
Total Annual Operating
  Expenses...............    .68%     .48%     .53%      .49%      .81%       .88%            .72%            .62%        .56%
Expense Reimbursements...      0%       0%       0%        0%        0%         0%              0%              0%          0%
Net Expenses.............    .68%     .48%     .53%      .49%      .81%       .88%            .72%            .62%        .56%

                                       MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES) (CONT'D)
                      ------------------------------------------------------------------------------------------------------
                                                                                DEVELOPING
                      BASIC    GLOBAL    GLOBAL    INTERNATIONAL                 CAPITAL                  GLOBAL
                      VALUE     BOND     UTILITY      EQUITY       GOVERNMENT    MARKETS     INDEX 500    GROWTH    CAPITAL
ANNUAL EXPENSES       FOCUS   FOCUS(b)** FOCUS*       FOCUS**       BOND(b)      FOCUS(b)      FUND       FOCUS      FOCUS
--------------------  -----   --------   -------   -------------   ----------   ----------   ---------   --------   --------
Investment Advisory
  Fees..............   .60%      .60%      .60%         .75%           .50%        1.00%        .30%        .75%       .60%
Other Expenses......   .06%      .15%      .08%         .14%           .06%         .42%        .06%        .28%       .26%
Total Annual
  Operating
  Expenses..........   .66%      .75%      .68%         .89%           .56%        1.42%        .36%       1.03%       .86%
Expense
  Reimbursements....     0%        0%        0%           0%             0%         .17%          0%          0%         0%
Net Expenses........   .66%      .75%      .68%         .89%           .56%        1.25%        .36%       1.03%       .86%



                                                                           MFS-REGISTERED
                                                                         TRADEMARK- VARIABLE                      MERCURY ASSET
                          AIM VARIABLE       ALLIANCE VARIABLE PRODUCTS      INSURANCE       HOTCHKIS AND WILEY     MANAGEMENT
                     INSURANCE FUNDS, INC.       SERIES FUND, INC.           TRUST-SM-         VARIABLE TRUST    V.I. FUNDS, INC.
                     ----------------------  --------------------------  ------------------  ------------------  ----------------
                       AIM V.I.                ALLIANCE                    MFS
                       CAPITAL     AIM V.I.    PREMIER       ALLIANCE    EMERGING    MFS                           MERCURY V.I.
                     APPRECIATION   VALUE       GROWTH        QUASAR      GROWTH   RESEARCH  HOTCHKIS AND WILEY     U.S. LARGE
ANNUAL EXPENSES        FUND(e)     FUND(e)   PORTFOLIO(d)  PORTFOLIO(d)   SERIES    SERIES   INTERNATIONAL VIP      CAP(c)***
-------------------- ------------  --------  ------------  ------------  --------  --------  ------------------  ----------------
Investment Advisory
  Fees..............      .62%        .61%       1.00%          .65%        .75%      .75%           .75%               .65%
Other Expenses......      .05%        .05%        .09%          .30%        .10%      .11%           .30%              1.05%
Total Annual
  Operating
  Expenses..........      .67%        .66%       1.09%          .95%        .85%      .86%          1.05%              1.70%
Expense
  Reimbursements....        0%          0%          0%            0%          0%        0%             0%               .45%
Net Expenses........      .67%        .66%       1.09%          .95%        .85%      .86%          1.05%              1.25%



                                                             DEFINED ASSET FUNDS
                                                    -------------------------------------
ANNUAL EXPENSES                                              SELECT TEN TRUST(f)
--------------------------------------------------  -------------------------------------
Deferred Transaction Fee..........................            $4.70 per 1,000 Trust Units
Trustee's Fee.....................................                              .082%
Portfolio Supervision, Bookkeeping &
  Administrative Fees.............................                              .045%
Organizational Expenses...........................                              .046%
Other Operating Expenses..........................                              .006%
                                                                              ------
Total Annual Operating Expenses...................                              .179%


---------


* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** Closed to allocations of premiums or contract value following the close of business on June 5, 1998.

*** Available for allocations of premiums or contract value on or about June 18, 1999.

EXAMPLES OF CHARGES



If the Contract is surrendered at the end of the applicable time period:



       The following cumulative expenses would be paid on each $1,000 invested, assuming 5% annual return on assets:



                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                -------   --------   --------   ---------
SEPARATE ACCOUNT B SUBACCOUNT
         INVESTING IN:
Reserve Assets Fund+..........      $14        $44        $76        $167
SEPARATE ACCOUNT A SUBACCOUNT
         INVESTING IN:
Prime Bond Fund+..............      $84       $110       $135        $222
High Current Income Fund+.....      $85       $111       $137        $228
Quality Equity Fund+..........      $85       $110       $135        $223
Special Value Focus Fund+.....      $88       $119       $151        $257
Natural Resources Focus
  Fund+*......................      $88       $121       $155        $265
Global Strategy Focus Fund+...      $87       $117       $147        $248
American Balanced Fund+*......      $86       $114       $142        $237
Domestic Money Market Fund+...      $85       $112       $139        $231
Basic Value Focus Fund+.......      $86       $115       $144        $242
Global Bond Focus Fund+**.....      $87       $117       $148        $251
Global Utility Focus Fund+*...      $86       $115       $145        $244
International Equity Focus
  Fund+**.....................      $88       $122       $155        $266
Government Bond Fund+.........      $85       $112       $139        $231
Developing Capital Markets
  Focus Fund+.................      $92       $132       $173        $302
Index 500 Fund+...............      $83       $106       $129        $209
Global Growth Focus Fund+.....      $90       $126       $162        $280
Capital Focus Fund+...........      $88       $121       $154        $262
Select Ten Trust..............      $86       $114       $142        $232
AIM V.I. Capital Appreciation
  Fund........................      $86       $115       $144        $243
AIM V.I. Value Fund...........      $86       $115       $144        $242
Alliance Premier Growth
  Portfolio...................      $90       $127       $165        $286
Alliance Quasar Portfolio.....      $89       $123       $158        $272
MFS Emerging Growth Series....      $88       $120       $153        $261
MFS Research Series...........      $88       $121       $154        $262
Hotchkis and Wiley
  International VIP
  Portfolio...................      $90       $126       $163        $282
Mercury V.I. U.S. Large Cap
  Fund***.....................      $93       $135       $178        $312



IF THE CONTRACT IS ANNUITIZED, OR NOT SURRENDERED, AT THE END OF THE APPLICABLE TIME PERIOD:



       THE FOLLOWING CUMULATIVE EXPENSES WOULD BE PAID ON EACH $1,000 INVESTED, ASSUMING 5% ANNUAL RETURN ON ASSETS:



                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                -------   --------   --------   ---------
SEPARATE ACCOUNT B SUBACCOUNT
         INVESTING IN:
Reserve Assets Fund+..........      $14        $44        $76        $167
SEPARATE ACCOUNT A SUBACCOUNT
         INVESTING IN:
Prime Bond Fund+..............      $19        $60       $103        $222
High Current Income Fund+.....      $20        $61       $105        $228
Quality Equity Fund+..........      $19        $60       $103        $223
Special Value Focus Fund+.....      $23        $70       $120        $257
Natural Resources Focus
  Fund+*......................      $23        $72       $124        $265
Global Strategy Focus Fund+...      $22        $67       $115        $248
American Balanced Fund+*......      $21        $64       $110        $237
Domestic Money Market Fund+...      $20        $62       $107        $231
Basic Value Focus Fund+.......      $21        $65       $112        $242

                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                -------   --------   --------   ---------
Global Bond Focus Fund+**.....      $22        $68       $117        $251
Global Utility Focus Fund+*...      $21        $66       $113        $244
International Equity Focus
  Fund+**.....................      $24        $73       $124        $266
Government Bond Fund+.........      $20        $62       $107        $231
Developing Capital Markets
  Focus Fund+.................      $27        $84       $143        $302
Index 500 Fund+...............      $18        $56        $96        $209
Global Growth Focus Fund+.....      $25        $77       $131        $280
Capital Focus Fund+...........      $23        $72       $123        $262
Select Ten Trust..............      $21        $64       $110        $237
AIM V.I. Capital Appreciation
  Fund........................      $21        $66       $113        $243
AIM V.I. Value Fund...........      $21        $65       $112        $242
Alliance Premier Growth
  Portfolio...................      $26        $79       $134        $286
Alliance Quasar Portfolio.....      $24        $74       $127        $272
MFS Emerging Growth Series....      $23        $71       $122        $261
MFS Research Series...........      $23        $72       $123        $262
Hotchkis and Wiley
  International VIP
  Portfolio...................      $25        $77       $132        $282
Mercury V.I. U.S. Large Cap
  Fund***.....................      $28        $87       $148        $312


---------


+    Class A Shares.

* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** Closed to allocations of premiums or contract value following the close of business on June 5, 1998.

*** Available for allocations of premiums or contract value on or about June 18, 1999.

The preceding Fee Table and Examples help you understand the costs and expenses you will bear, directly or indirectly. The Fee Table and Examples include expenses and charges of the Accounts as well as the Funds. The Examples also reflect the $40 contract maintenance charge as .028% of average assets. See the CHARGES AND DEDUCTIONS section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.



THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.



Condensed financial information containing the accumulation unit value history appears at the end of this prospectus.



NOTES TO FEE TABLE



(a) Merrill Lynch Asset Management L.P. ("MLAM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each Fund of the Merrill Variable Funds in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. Under this Reimbursement Agreement, the Developing Capital Markets Focus Fund was reimbursed for a portion of its operating expenses for 1998.



(b) Effective following the close of business on December 6, 1996, (i) the International Bond Fund merged with and into the former World Income Focus Fund, the World Income Focus Fund was renamed the Global Bond Focus Fund and its investment objective was modified; (ii) the Flexible Strategy Fund merged with and into the Global Strategy Focus Fund; and (iii) the Intermediate Government Bond Fund and its investment objective was modified. See the accompanying prospectus for Merrill Variable Funds for additional information regarding these changes.



(c) "Other Expenses" and "Total Annual Operating Expenses" shown for the Mercury V.I. U.S. Large Cap Fund are based on expenses estimated for the current fiscal year. The Mercury V.I. U.S. Large Cap Fund is subject to a Reimbursement Agreement that limits the operating expenses paid by the Fund in a given year to 1.25% of its average net assets.



(d) The Fee Table does not reflect fees waived or expenses assumed by Alliance Capital Management L.P. ("Alliance") for the Alliance Quasar Portfolio and the Alliance Premier Growth Portfolio during the year ended December 31, 1998. Such waivers and assumption of expenses were made on a voluntary basis. Alliance may discontinue or reduce any such waiver or assumption of expenses at any time without notice. During the fiscal year ended December 31, 1998, Alliance waived management fees totaling 0.35% for the Alliance Quasar Portfolio and 0.03% for Alliance Premier Growth Portfolio. Considering such reimbursements, "Investment Advisory Fees" would have been 0.65% and 0.97% and "Total Annual Operating Expenses" would have been 1.00% and 1.06% for the Alliance Quasar Portfolio and Alliance Premier Growth Portfolio, respectively.

(e) Effective May 1, 1998, the Funds reimburse AIM Advisors, Inc. up to 0.25% of the average net asset value of each Fund for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently the fee only applies to the average net asset value of each Fund in excess of the net asset value of each Fund as calculated on April 30, 1998.



(f) Merrill Lynch, Pierce, Fenner & Smith Incorporated, the sponsor of Defined Asset Funds, receives a deferred transaction fee accrued daily at an annual rate of $4.70 per 1,000 units of the Select Ten Trust ("Trust Units") (about 0.47% per Trust Unit) for creating and maintaining the Select Ten Trust. This deferred transaction fee also applies to income and principal distributions on Trust Units, which are reinvested in Trust Units. Other annual operating expenses are shown as a percentage of net assets of the Select Ten Trust, and are based on estimates. The amount of each of these other expenses, on a per 1,000 Trust Unit basis, are as follows: $0.82 (trustee's fee); $0.45 (portfolio supervision, bookkeeping and administrative fees); $0.46 (organizational expenses); and $0.06 (other operating expenses); for a total of $1.79 per 1,000 Trust Units. These estimates do not include the costs of purchasing and selling the underlying stocks held by the Select Ten Trust.

                        CAPSULE SUMMARY OF THE CONTRACT
                         ------------------------------

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this prospectus that follow, all of which should be read in their entirety.

PREMIUMS


Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $5,000 for a non-qualified Contract and $2,000 for an IRA Contract. It is intended that, in the future, rollover and transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law, under a Contract. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. Subsequent premiums generally must be $100 or more. Federal law limits maximum annual contributions to IRA Contracts. Under an automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, contact your Financial Consultant.



Tax-deferred arrangements, including qualified plans, purchasing the Contract--which also provides tax deferral on contract value--should carefully consider the costs and benefits of the Contracts, including annuity income benefits.


THE ACCOUNTS


As you direct, we will put premiums into sub-accounts of Account A and/or Account B corresponding to the Funds in which we invest your contract value. For the first 14 days following the date of issue, we put all premiums you've directed into Account A into the Domestic Money Market Subaccount. After the 14 days, we'll put the money into the Account A subaccounts you've selected. Currently, you may allocate premiums or contract value among 18 of 21 available subaccounts. Generally, within certain limits you may transfer Account A account value periodically among Account A subaccounts. On or about June 18, 1999, an additional subaccount corresponding to the Mercury V.I. U.S. Large Cap Fund of the Mercury Asset Management V.I. Funds, Inc. becomes available for allocations of premium and contract value. Generally, within certain limits you may transfer Account A account value periodically among Account A subaccounts.


THE FUNDS AVAILABLE FOR INVESTMENT

--ARROW-- FUNDS OF MERRILL LYNCH VARIABLE SERIES FUNDS
      --ARROW-- Domestic Money Market Fund
      --ARROW-- Prime Bond Fund
      --ARROW-- High Current Income Fund
      --ARROW-- Quality Equity Fund
      --ARROW-- Special Value Focus Fund
      --ARROW-- Global Strategy Focus Fund
      --ARROW-- Basic Value Focus Fund
      --ARROW-- Capital Focus Fund
      --ARROW-- Global Growth Focus Fund
      --ARROW-- Government Bond Fund
      --ARROW-- Developing Capital Markets Focus Fund
      --ARROW-- Index 500 Fund
      --ARROW-- Reserve Assets Fund
--ARROW-- FUNDS OF ALLIANCE VARIABLE PRODUCTS SERIES FUND
      --ARROW-- Premier Growth Portfolio
      --ARROW-- Quasar Portfolio
--ARROW-- FUNDS OF AIM VARIABLE INSURANCE FUNDS, INC.
      --ARROW-- V.I. Capital Appreciation Fund
      --ARROW-- V.I. Value Fund

--ARROW-- FUNDS OF MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-

      --ARROW-- Emerging Growth Series
      --ARROW-- Research Series
--ARROW-- FUNDS OF HOTCHKIS AND WILEY VARIABLE TRUST
      --ARROW-- International VIP Portfolio
--ARROW-- TRUSTS OF DEFINED ASSETS FUNDS
      --ARROW-- 1999 ML Select Ten V.I. Trust

We have closed subaccounts investing in the Natural Resources Focus Fund, American Balanced Fund, Global Bond Focus Fund, International Equity Focus Fund, and Global Utility Focus Fund of the Merrill Lynch Variable Series Funds.

If you want detailed information about the investment objectives of the Funds, see "Investments of the Accounts" and the attached prospectuses for the Funds.

FEES AND CHARGES

MORTALITY & EXPENSE RISK CHARGE


We impose a mortality and expense risk charge to cover certain risks. The mortality portion compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. The expense portion compensates us for expense risks we assume if the contract maintenance and administration charges aren't enough to cover all Contract maintenance and administration expenses. The charge equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts. This charge ends on the annuity date.


SALES CHARGE

We may impose a deferred sales charge only if you withdraw money from Account A. The maximum charge is 7% of premium withdrawn during the first year after that premium is paid. The charges decrease by 1% each year. After year seven, it's 0%. We don't impose a sales charge on withdrawals or surrenders from Account B.

ADMINISTRATION CHARGE

We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct this charge daily only from the net asset value of Account A. We don't impose the charge on the assets of Account B. This charge ends on the annuity date.

CONTRACT MAINTENANCE CHARGE


We charge $40 a year to reimburse us for expenses related to maintenance of the Contract. We waive this charge on all Contracts with a contract value of at least $50,000 and in certain circumstances where you own at least three contracts. The charge ends on the annuity date.


PREMIUM TAXES

On the annuity date we deduct a charge for any premium taxes imposed by a state or local government. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 5%.

You can find detailed information about fees and charges imposed on the Contract under "Charges and Deductions".

TRANSFERS

TRANSFERS AMONG ACCOUNT A SUBACCOUNTS

Before the annuity date, you may transfer all or part of your Account A value among the subaccounts up to six times per contract year without charge. However, the Natural Resources Focus Subaccount, American Balanced Subaccount, Global Bond Focus Subaccount, International Equity Focus Subaccount, and Global Utility Focus Subaccount are closed to new transfers.

You may make more than six transfers among available subaccounts, but we may charge $25 per extra transfer. You may elect a Dollar Cost Averaging feature so that monthly money you've put in the Domestic Money Market Subaccount is systematically transferred into other Account A subaccounts you select without charge. In addition, through participation in the Merrill Lynch RPA-SM- program, you may have your Account A values invested under an investment program based on your investment profile (See "Transfers", "Dollar Cost Averaging", and "Merrill Lynch Retirement Plus Advisor-SM-").

TRANSFERS FROM ACCOUNT A TO ACCOUNT B

Once each contract year, you may transfer from Account A to Account B an amount equal to any gain in account value since the date of issue and/or any premium no longer subject to a sales charge. Where permitted by state regulation, once each contract year, you may transfer from Account A to Account B all or a portion of the greater of that amount or 10% of premiums still subject to a sales charge (minus any premium already withdrawn or transferred). Additionally, where permitted by state regulation, we allow periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, on a monthly, quarterly, semiannual or annual basis.


This is the only amount you may transfer from Account A to Account B during a contract year. We impose no charge on this transfer. We don't permit transfers from Account B to Account A. The following example shows how transfers work.


WITHDRAWALS


You can withdraw money from the Contract six times each contract year. Withdrawals from Account A are generally subject to a sales charge (see "Sales Charge"). However, we won't impose a sales charge to the first withdrawal in any contract year of gain out of Account A and/or to any premium no longer subject to a sales charge. Where permitted by state regulation, we won't impose a sales charge on that portion of the first withdrawal from Account A in any contract year that does not exceed the greater of:


   (1) any gain in account value and/or any premium not subject to a sales charge; and

   (2) 10% of premiums subject to a sales charge (minus any of that premium already withdrawn or transferred out of Account A).



Additionally, where permitted by state regulation, you may elect that the amount withdrawn be paid on a monthly, quarterly, semi-annual or annual basis. The following example shows how withdrawals work.


We don't impose a sales charge on withdrawals from Account B.

In addition to the six withdrawals permitted each contract year, you may withdraw the value in Account B automatically on a monthly, quarterly, semi-annual, or annual basis. These automatic withdrawals are not subject to any sales charge (see "Withdrawals & Surrenders").

A withdrawal may have adverse tax consequences (see "Federal Income Taxes").


DEATH BENEFIT

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if you die before the annuity date.

Currently, if you are age 80 or under on the issue date, the death benefit equals the greatest of:

   (1) premiums paid less any withdrawals,
   (2) the contract value, or
   (3) the maximum death benefit value.

If you are over age 80 on the issue date, the death benefit equals the greater of:

   (1) premiums paid less any withdrawals, or
   (2) the contract value.

The maximum death benefit value equals the greatest anniversary value of Account A, plus the value of Account B.

ANNUITY PAYMENTS


Annuity payments begin on the annuity date and are made under the annuity option you select. When you first buy the Contract, the annuity date for nonqualified Contracts is the annuitant's 85th birthday. The annuity date for IRA Contracts or Tax Sheltered Annuity Contracts is when the owner/annuitant reaches age
70 1/2.


Details about the annuity options available under the Contract can be found under "Annuity Options".

TEN DAY REVIEW


When you receive the Contract, read it carefully to make sure it's what you want. Generally, within 10 days after you receive the Contract, you may return it for a refund. Some states allow a longer period of time to return the Contract. To get a refund, return the Contract to the Service Center or to the Financial Consultant who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract.

                            YIELDS AND TOTAL RETURNS

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise performance of the subaccounts in comparison relative to certain performance rankings and indices. More detailed information on the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yields of the Domestic Money Market Subaccount and the Reserve Assets Subaccount refer to the annualized income generated by an investment in each subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of an Account A subaccount (besides the Domestic Money Market Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any sales charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes.


We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. For example, we may present total return information that doesn't reflect a deduction for the sales charge. This presentation assumes that an investment in the Contract will extend beyond the period when the sales charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from the Domestic Money Market Subaccount to designated subaccounts under a dollar cost averaging program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It also will reflect the deduction of charges described above except for the sales charge. This information may also be compared to various indices.


Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts.

Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Ranking services we may use as sources of performance comparison are Lipper, VARDS, CDA/Weisenberger, Morningstar, MICROPAL, and Investment Company Data, Inc.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to the Standard & Poor's Index of 500 Common Stocks, the Morgan Stanley EAFE Index, the Russell 2000 Index and the Dow Jones Indices, all widely used measures of stock market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other sources of performance comparison that we may use are Chase Investment Performance Digest, Money, Forbes, Fortune, Business Week, Financial Services Weekly, Kiplinger Personal Finance, Wall Street Journal, USA Today, Barrons, U.S. News & World Report, Strategic Insight, Donaghues, Investors Business Daily, and Ibbotson Associates.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                     ML LIFE INSURANCE COMPANY OF NEW YORK


We are a stock life insurance company organized under the laws of the State of New York on November 28, 1973. We are owned by Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.


Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                                  THE ACCOUNTS

You may direct premiums into one or both of two segregated investment accounts available to the Contract (the "Accounts"). The ML of New York Variable Annuity Separate Account A ("Account A") offers through its subaccounts a variety of investment options. Each option has a different investment objective. The ML of New York Variable Annuity Separate Account B ("Account B") offers a money market investment through its subaccount.

We established the Accounts on August 14, 1991. They are governed by New York law, our state of domicile. They are registered with the Securities and Exchange Commission as unit investment trusts under the Investment Company Act of 1940. Each account meets the definition of a separate account under the federal securities laws. The Accounts' assets are SEGREGATED from all of our other assets.

SEGREGATION OF ACCOUNT ASSETS

    Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Accounts. Each Account's income, gains, and losses, whether or not realized, derived from Account assets are credited to or charged against the Account without regard to our other income, gains or losses. The assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If an Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under New York insurance law the assets in each Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of either Account be charged with any liabilities of the other Account.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS


    There are 20 subaccounts currently available through Account A and one subaccount currently available through Account B. Five subaccounts previously available through Account A (the Natural Resources Focus Subaccount, the American Balanced Subaccount, the Global Bond Focus Subaccount, the International Equity Focus Subaccount and the Global Utility Focus Subaccount) are closed to allocations of premiums and contract value. All subaccounts invest in a corresponding portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Merrill Variable Funds"); the AIM Variable Insurance Funds, Inc. (the "AIM V.I. Funds"); the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund"); the MFS-Registered Trademark- Variable Insurance Trust-SM- (the "MFS Trust"); the Hotchkis and Wiley Variable Trust (the "Hotchkis and Wiley Trust"); or the Defined Asset Funds. Additional subaccounts may be added or closed in the future. On or about June 18, 1999, an additional subaccount corresponding to the Mercury V.I. U.S. Large Cap Fund of the Mercury Asset Management V.I. Funds, Inc. becomes available for allocations of premiums and contract value.


Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment advisors or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain funds available only through the contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract should not be indicative of performance of the similarly named fund available through the Contract.

                          INVESTMENTS OF THE ACCOUNTS

GENERAL INFORMATION AND INVESTMENT RISKS

    Information about investment objectives, management, policies, restrictions, expenses and all other aspects of fund operations can be found in the applicable prospectus and its Statement of Additional Information. Fund shares are currently sold to our separate accounts as well as separate accounts of Merrill Lynch Life Insurance Company (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.), and insurance companies not affiliated with us to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these funds may be offered in the future to certain pension or retirement plans.

Generally, you should consider the funds long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. There is no guarantee that any fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well fund management anticipates changes in economic conditions.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.


    The Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers the Accounts Class A shares of 18 of its separate investment mutual fund portfolios. The Reserve Assets Fund is available only to Account B. These Funds' shares are currently sold to our separate accounts as well as separate accounts of Merrill Lynch Life Insurance Company (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.), and insurance companies not affiliated with us to fund benefits under certain variable annuity and variable life insurance contracts.


MERRILL LYNCH ASSET MANAGEMENT, L.P. ("MLAM")

    MLAM is the investment adviser to the Merrill Variable Funds. MLAM is a worldwide mutual fund leader, and together with its affiliate, Fund Asset Management, L.P., had a total of $460 billion in investment company and other portfolio assets under management as of January 1998. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLAM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLAM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, it is paid fees by these Funds for its services. The fees charged to each of these Funds are set forth in the summary below.

INVESTMENT OBJECTIVES

    Details about these Funds, including their investment objectives, management, policies, restrictions, expenses and risks, and all other aspects of these Funds' operation can be found in the attached prospectus for the Merrill Variable Funds and in their Statement of Additional Information. Read these carefully before investing. As described in the prospectus for Merrill Variable Funds, many of these Funds should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. Such Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Merrill Variable Funds prospectus also describes certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objective. Meeting the objectives depends upon future economic conditions and upon how well these Funds' management anticipates changes in those economic conditions.

DOMESTIC MONEY MARKET FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short term domestic money market securities. The Fund invests in short-term United States government securities; United States government agency securities; bank certificates of deposit and bankers' acceptances; short-term debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other domestic money market instruments. MLAM receives an advisory fee from the Fund at the annual rate of 0.50% of the average daily net assets of the Fund.

PRIME BOND FUND. This Fund seeks to obtain as high a level of current income as is consistent with the investment policies of the Fund and with prudent investment management. Secondarily, the Fund seeks capital appreciation when consistent with the foregoing objective. The Fund invests primarily in long-term corporate bonds rated in the top three ratings categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's"). MLAM receives an advisory fee from the Fund at the annual rate of 0.50% of the first $250 million of the combined average daily nets assets of the Fund and High Current Income Fund; 0.45% of the next $250 million; 0.40% of the next $250 million; and 0.35% of the combined average daily net assets, in excess of $750 million. The reduction of the advisory fee applicable to the Fund is determined on a uniform percentage basis as described in the Statement of Additional Information for the Merrill Variable Funds.

HIGH CURRENT INCOME FUND. This Fund seeks to obtain the highest level of current income as is consistent with the investment policies of the Fund and with prudent investment management. Secondarily, the Fund seeks capital appreciation to the extent consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds"). Investment in such securities entails relatively greater risk of loss of income or principal. In an effort to minimize risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn. MLAM receives an advisory fee from the Fund at the annual rate of 0.55% of the first $250 million of the combined average daily net assets of the Fund and Prime Bond Fund; 0.50% of the next $250 million; 0.45% of the next $250 million; and 0.40% of the combined average daily net assets in excess of $750 million. The reduction of the advisory fee applicable to the Fund is determined on a uniform percentage basis as described in the Statement of Additional Information for the Merrill Variable Funds.


QUALITY EQUITY FUND. This Fund seeks to achieve the highest total investment return consistent with prudent risk. The Fund employs a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities. Management of the Fund will shift the emphasis among investment alternatives for capital growth, capital stability, and income as market trends change. MLAM receives an advisory fee from the Fund at the annual rate of 0.50% of the first $250 million of average daily net assets; 0.45% of the next $50 million; 0.425% of the next $100 million; and 0.40% of the average daily net assets in excess of $400 million.


SPECIAL VALUE FOCUS FUND (FORMERLY, THE EQUITY GROWTH FUND). This Fund seeks long term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Merrill Variable Funds believes have special investment value, and of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities. MLAM receives an advisory fee from the Fund at the annual rate of 0.75% of the average daily net assets of the Fund. This is a higher fee than that of many other mutual funds, but management of the Fund believes it is justified by the high degree of care that must be given to the initial selection and continuous supervision of the types of portfolio securities in which the Fund invests.

NATURAL RESOURCES FOCUS FUND. This Fund seeks to achieve long-term growth of capital and protect the purchasing power of capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets. MLAM receives an advisory fee from the Fund at the annual rate of 0.65% of the average daily net assets of the Fund.

We reserve the right to suspend the sale of units of the Natural Resources Focus Subaccount in response to conditions in the securities markets or otherwise.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

AMERICAN BALANCED FUND. This Fund seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities. MLAM receives an advisory fee from the Fund at the annual rate of 0.55% of the average daily net assets of the Fund.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

GLOBAL STRATEGY FOCUS FUND. This Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in the United States, Canada,

Western Europe, the Far East and Latin America. MLAM receives an advisory fee from the Fund at the annual rate of 0.65% of the average daily net assets of the Fund.

Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund.

BASIC VALUE FOCUS FUND. This Fund seeks capital appreciation and, secondarily income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out-of-favor considerations. Particular emphasis is placed on securities which provide an above-average dividend return and sell at a below-average price/earnings ratio. MLAM receives an advisory fee from the Fund at the annual rate of 0.60% of the average daily net assets of the Fund.

GLOBAL BOND FOCUS FUND (FORMERLY, THE WORLD INCOME FOCUS FUND). This Fund seeks to provide high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Fund may invest in fixed income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLAM has determined to be of similar creditworthiness. MLAM receives an advisory fee from the Fund at the annual rate of 0.60% of the average daily net assets of the Fund.

Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the Global Bond Focus Fund. The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on June 5, 1998.

GLOBAL UTILITY FOCUS FUND. This Fund seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLAM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. MLAM receives an advisory fee from the Fund at the annual rate of 0.60% of the average daily net assets of the Fund.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

INTERNATIONAL EQUITY FOCUS FUND. This Fund seeks capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries. MLAM receives an advisory fee from the Fund at the annual rate of 0.75% of the average daily net assets of the Fund.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on June 5, 1998.

GOVERNMENT BOND FUND (FORMERLY, THE INTERMEDIATE GOVERNMENT BOND FUND). This Fund seeks the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

MLAM receives from the Fund an advisory fee at an annual rate of 0.50% of the average daily net assets of the Fund.

DEVELOPING CAPITAL MARKETS FOCUS FUND. This Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations. The Developing Capital Markets Focus Fund has established no rating criteria for the debt securities in which it may invest, and will rely on the investment adviser's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize the risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn. Investment in the Developing Capital Markets Focus Fund entails relatively greater risk of loss of income or principal. MLAM receives an advisory fee from the Fund at an annual rate of 1.00% of the average daily net assets of the Fund.

RESERVE ASSETS FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Fund invests in short-term United States government securities; U.S. government agency securities; bank certificates of deposit and bankers' acceptances; short-term debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other money market instruments. MLAM receives an advisory fee from the Fund at the annual rate of 0. 50% of the first $500 million of the Fund's average daily net assets; 0.425% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; 0.325% of the next $500 million; 0.30% of the next $500 million; and 0.275% of the average daily net assets in excess of $2.5 billion.

INDEX 500 FUND. This Fund seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). MLAM receives an advisory fee from the Fund at an annual rate of 0.30% of the Fund's average daily net assets.

CAPITAL FOCUS FUND. This Fund seeks to achieve the highest total investment return consistent with prudent risk. To do this, management of the Fund uses a flexible "fully managed" investment policy that shifts the emphasis among equity, debt (including money market), and convertible securities. MLAM receives an advisory fee from the Fund at the annual rate of 0.60% of the Fund's average daily net assets.

GLOBAL GROWTH FOCUS FUND. This Fund seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. Because a substantial portion of the Fund's assets may be invested on an international basis, contract owners should be aware of certain risks, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in the Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income. MLAM receives an advisory fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets.

DEFINED ASSET FUNDS--SELECT TEN TRUST


    Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Each Defined Asset Fund is a portfolio of preselected securities. The portfolio is divided into "units" representing equal shares of the underlying assets ("Trust Units"). Each Trust Unit receives an equal share of income and principal distributions. Units are redeemable securities.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") serves as sponsor of Defined Asset Funds. For its services as sponsor, MLPF&S receives a deferred transaction fee, accrued daily at an annual rate of $4.70 per 1,000 Trust Units (about 0.47%) for creating and maintaining the Select Ten Trust. Half of this fee is paid to MLIG to compensate it for its administrative services in making Trust Units available for investment by Account A. The Select Ten Trust is also subject to additional operating expenses, summarized in the Fee Table on page 10 and described more fully in the attached prospectus for the Select Ten Trust.


The Select Ten Trust, one portfolio of Defined Asset Funds, buys approximately equal amounts of the ten highest dividend-yielding common stocks of the 30 stocks in the Dow Jones Industrial Average* ("DJIA") (determined three business days prior to May 1, 1999) and holds them for about one year. MLPF&S anticipates that the Select Ten Trust portfolio will remain unchanged over its one year life despite any adverse developments concerning an issuer, an industry, or the economy or stock market generally. AT THE END OF THE YEAR (ON OR ABOUT MAY 1,
2000), THE SELECT TEN TRUST WILL BE LIQUIDATED. WE CURRENTLY ANTICIPATE THAT THE SAME INVESTMENT STRATEGY WILL BE REAPPLIED TO THE DJIA TO SELECT (AS OF THREE BUSINESS DAYS PRIOR TO MAY 1, 2000) A NEW STOCK PORTFOLIO FOR A SUCCESSOR TRUST, SUBJECT TO OUR OBTAINING NECESSARY REGULATORY APPROVALS. At that time, it is contemplated that Trust Units will be redeemed, and the proceeds will be immediately invested in a new trust. Brokerage commissions in selling and purchasing stocks for the rollover trust will be borne indirectly by contract owners.



The Select Ten Trust will terminate on or about May 1, 2000. From that date, for thirty days after the Rollover Date, you will be permitted to make one transfer from the Select Ten subaccount of all account value in the Select Ten subaccount to other subaccounts of Account A. This special transfer won't count toward the six transfers among subaccounts of Account A that may be made without charge during a contract year. In addition, we won't exercise our right to impose additional conditions or charges on transfers during this thirty day time period. See "TRANSFERS".



MLPF&S RESERVES THE RIGHT TO DEPART FROM THE SELECT TEN INVESTMENT STRATEGY DESCRIBED ABOVE IN ORDER TO MAINTAIN THE SELECT TEN TRUST'S COMPLIANCE WITH THE DIVERSIFICATION REQUIREMENTS OF SECTION 817(H) OF THE INTERNAL REVENUE CODE AND REGULATIONS THEREUNDER.



WE RESERVE THE RIGHT TO CEASE OFFERING THE SELECT TEN SUBACCOUNT AT ANY TIME. THERE CAN BE NO ASSURANCE THAT DEFINED ASSET FUNDS OR MLPF&S WILL CONTINUE TO MAKE TRUSTS AVAILABLE IN 2000 OR THEREAFTER.


AIM VARIABLE INSURANCE FUNDS, INC.

    AIM Variable Insurance Funds, Inc. ("AIM V.I. Funds") is registered with the Securities and Exchange Commission as an open-end, series, management investment company. It currently offers Account A two of its separate investment portfolios.

AIM Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment adviser to each of the Funds of AIM V.I. Funds. AIM is a wholly owned subsidiary of AIM Management Group Inc., a holding company engaged in the financial services business and an indirect wholly owned subsidiary of AMVESCAP PLC. As the investment adviser, AIM is paid fees by these Funds for its services. The fees charged to each of these Funds are set forth in the summary of investment objectives below.

--------
* The name "Dow Jones Industrial Average" is the property of Dow Jones & Company, Inc., which is not affiliated with MLPF&S, has not participated in any way in the creation of the Select Ten Trust or in the selection of stocks included in the Select Ten Trust and has not reviewed or approved any information included in this prospectus.

AIM V.I. Funds has entered into an Administrative Services Agreement with AIM, under which AIM has agreed to provide certain accounting and other administrative services to these Funds, including the services of a principal financial officer and related staff. As compensation to AIM for its services under the Administrative Services Agreement, these Funds reimburse AIM for expenses incurred by AIM or its affiliates in connection with such services.

AIM has entered into an agreement with us with respect to administrative services for these Funds in connection with the Contracts. Under this agreement, AIM pays us compensation in an amount equal to a percentage of the average net assets of these Funds attributable to the Contracts.

AIM V.I. CAPITAL APPRECIATION FUND. This Fund seeks capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by this Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and you should not consider a purchase of shares of the Fund as equivalent to a complete investment program. The Fund's portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings with excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits. AIM receives an advisory fee from the Fund at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets and 0.60% of the Fund's average daily net assets in excess of $250 million.

AIM V.I. VALUE FUND. This Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective. You shouldn't select the subaccount corresponding to this Fund if income is your primary investment objective. AIM receives an advisory fee from the Fund at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets and 0.60% of the Fund's average daily net assets in excess of $250 million.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

    Alliance Variable Products Series Fund, Inc. ("Alliance Fund") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A two of its separate investment portfolios. Alliance Capital Management L.P. ("Alliance"), a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105 serves as the investment adviser to each Fund of the Alliance Series Fund. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company. As the investment adviser, Alliance is paid fees by the Funds for its services. The fees charged to the Funds are set forth in the summary of investment objective below.

Alliance Fund Distributors, Inc. ("AFD"), an affiliate of Alliance, has entered into an agreement with us with respect to administrative services for these Funds in connection with the Contracts. Under this agreement, AFD pays us compensation in an amount equal to a percentage of the average net assets of these Funds attributable to the Contracts.


ALLIANCE PREMIER GROWTH PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. This Fund is therefore not intended for contract owners whose principal objective is assured income and conservation of capital. Alliance receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets.



ALLIANCE QUASAR PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. The Fund invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation, and invests only incidentally for current income. The selection of securities based on the possibility of appreciation cannot prevent loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and is not intended for contract owners who want assured income or preservation of capital. Alliance receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. (See "Notes to Fee Table" for a discussion of a reimbursement arrangement applicable to this Fund.)



MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-



    MFS-Registered Trademark- Variable Insurance Trust-SM- ("MFS Trust") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A two of its separate investment portfolios.



Massachusetts Financial Services Company ("MFS"), a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, serves as the investment adviser to each of the Funds of MFS Trust. MFS is a subsidiary of Sun Life of Canada (U.S.), Financial Services Holdings, Inc. which, in turn, is a indirect wholly owned subsidiary of Sun Life Assurance Company of Canada. As the investment adviser, MFS is paid fees by each of these Funds for its services. The fees charged to these Funds are set forth in the summary of investment objectives below.


MFS has entered into an agreement with MLIG with respect to administrative services for these Funds in connection with the Contracts and certain contracts issued by Merrill Lynch Life Insurance Company. Under this agreement, MFS pays compensation to MLIG in an amount equal to a percentage of the average net assets of these Funds attributable to such contracts.


MFS EMERGING GROWTH SERIES will seek long-term growth of capital. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the series' adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.



MFS RESEARCH SERIES will seek to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that the series' adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.


HOTCHKIS AND WILEY VARIABLE TRUST

    Hotchkis and Wiley Variable Trust ("Hotchkis and Wiley Trust"), a Massachusetts business trust, is registered with the Securities and Exchange Commission as an open-end management investment company.

The Hotchkis and Wiley Trust is intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain insurance companies.



Hotchkis and Wiley, 725 S. Figueroa Street, Suite 4000, Los Angeles, California 90017-5400, serves as the investment adviser to the Hotchkis and Wiley International VIP Portfolio and generally administers the affairs of the Hotchkis and Wiley Trust. Hotchkis and Wiley is a division of MLAM. As the investment adviser, Hotchkis and Wiley is paid fees by the Fund for its services. The fees charged to the Fund for advisory services are set forth in the summary of investment objectives below.


Hotchkis and Wiley has entered into an agreement with MLIG with respect to administrative services for the Hotchkis and Wiley Trust in connection with the Contracts and certain contracts issued by Merrill Lynch Life Insurance Company. Under this agreement, Hotchkis and Wiley pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Hotchkis and Wiley International VIP Portfolio to Hotchkis and Wiley attributable to such contracts.


HOTCHKIS AND WILEY INTERNATIONAL VIP PORTFOLIO. The Fund's investment objective is to provide CURRENT INCOME and LONG-TERM GROWTH OF INCOME, accompanied by GROWTH OF CAPITAL.



The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. Ordinarily, the Fund invests in stocks of companies located in the developed foreign markets and invests at least 80% of its total assets in stocks that pay dividends. It also may invest in stocks that don't pay dividends or interest, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential. In investing the Fund, Hotchkis and Wiley follows a VALUE style. This means that it buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Typical VALUE characteristics include:



    - low price-to-earnings ration relative to the market;



    - high dividend yield relative to the market;



    - Low price-to-book value ratio relative to the market;



    - financial strength.



Stocks may be "undervalued" because they are part of an industry that is out of favor with investors generally. Even in those industries, though, individual companies may have high rates of growth of earnings and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries. This value discipline sometimes prevents investments in stocks that are in well-known indexes, like the S&P 500 or similar large foreign indexes. Hotchkis and Wiley receives from the Fund an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets.



MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.



    Mercury Asset Management V.I. Funds, Inc. ("Mercury V.I. Funds") is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Mercury Asset Management International Ltd. One of its mutual fund portfolios becomes available through the Separate Account on or about June 18, 1999. The investment objective of the Mercury V.I. U.S. Large Cap Fund is described below.

Mercury Asset Management International Ltd. is located at 33 King William Street, London EC4R 9AS, England. Its intermediate parent is Mercury Asset Management Group Ltd. a London-based holding company. The ultimate parent of Mercury Asset Management Group Ltd. is Merrill Lynch & Co., Inc. The Mercury V.I. U.S. Large Cap Fund, as part of its operating expenses, pays an investment advisory fee to Mercury Asset Management International Ltd. set forth in the summary of investment objective below.



Mercury Asset Management International Ltd. has entered into an agreement with MLIG with respect to administrative services for the Mercury V.I. Funds in connection with the Contracts and certain contracts issued by Merrill Lynch Life Insurance Company. Under this agreement, Mercury Asset Management International Ltd. pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Mercury V.I. U.S. Large Cap Fund to Mercury Asset Management Internatonal Ltd. attributable to such contracts.



MERCURY V.I. U.S. LARGE CAP FUND. This Fund's main goal is long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies (which are companies whose market capitalization is at least $5 billion) located in the U.S. that Fund Management believes are undervalued or have good prospects for earnings growth. The Fund may also invest up to 10% of its assets in stocks of companies located in Canada. The Mercury V.I. Funds incurs operating expenses and pays a monthly advisory fee to Mercury Asset Management International Ltd. at an annual rate of
 .65% of the average daily net assets of the Mercury V.I. U.S. Large Cap Fund.



The investment division corresponding to this Fund becomes available for allocations of premium payments and contract value on or about June 18, 1999.


PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

    The Accounts will purchase and redeem shares or Trust Units of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Accounts are automatically reinvested at net asset value in additional shares or Trust Units of the Funds.

MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO ACCOUNTS

    It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of Separate Account A or Separate Account B or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.

We may substitute a different investment option for any of the current Funds. We can do this for both existing investments and the investment of future premiums. However, before any such substitution, we would need the approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also add new subaccounts to either Account, eliminate subaccounts in either Account, deregister either or both of the Accounts under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate either or both Accounts as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or account to another subaccount or Account pursuant to a combination or otherwise, and create new accounts. Before we make certain changes we need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                             CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the sales charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges, including the mortality and expense risk charge, in part to cover such expenses.

MORTALITY AND EXPENSE RISK CHARGE


    We impose a mortality and expense risk charge on the Accounts. It equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts. Of this amount, 0.75% annually for Account A and 0.35% annually for Account B is attributable to mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.


The remaining portion of the charge, 0.50% annually for Account A and 0.30% annually for Account B, is attributable to expense risks we assume should the contract maintenance and administration charges be insufficient to cover all Contract maintenance and administration expenses.


The mortality and expense risk charge is greater for Account A than for Account B because a greater guaranteed greater death benefit and higher administrative expenses are attributable to Account A. If this charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. The charge will never increase.


SALES CHARGE

     WHEN IMPOSED
We may impose a contingent deferred sales charge on withdrawals and surrenders from Account A. We don't impose the charge on withdrawals or surrenders from Account B. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. We impose the charge only on premium withdrawn from Account A held for less than seven years. However, where permitted by state regulation, up to 10% of this premium will not be subject to such a charge if withdrawn from Account A as part of the first withdrawal of the contract year, whether paid in a lump sum or paid on a monthly, quarterly, semi-annual or annual basis. In addition, where permitted by state regulation, we won't impose a contingent deferred sales charge on any premium withdrawn from Contracts purchased by our employees or our affiliates or from Contracts purchased by the employees' spouses or dependents.

     AMOUNT OF CHARGE
The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% annually to 0% after year seven, as shown below.

NUMBER OF COMPLETE YEARS ELAPSED     CONTINGENT DEFERRED SALES
SINCE PREMIUM WAS PAID                        CHARGE
0                                 7%
1                                 6%
2                                 5%
3                                 4%
4                                 3%
5                                 2%
6                                 1%
7                                 0%

The charge is calculated on total premiums withdrawn from Account A. If, however, your account value at the time of withdrawal is less than your premiums paid in, the charge is based on your account value. Gain in account value is never subject to this sales charge. The example below explains this charge.

                           HOW THE SALES CHARGE WORKS

                If you made a $5,000 premium payment to Account A and withdrew the entire $5,000 three years later, we would impose a 4% charge on the $5,000 withdrawal. If you had made a $5,000 premium payment to Account A and due to negative investment experience only $4,500 remained in Account A when you withdrew it three years later, we would impose a 4% charge only on $4,500 of the original premium. If instead the $5,000 premium payment you made to Account A grew to $5,500 due to positive investment experience, and you withdrew $200 of gain in account value as the first withdrawal three years later, and thereafter withdrew the remaining $5,300 in a subsequent withdrawal that same year, we would impose no contingent deferred sales charge on the $200 first withdrawn (as it represents gain, and not premium) and we would impose a 4% contingent deferred sales charge only on $5,000 of the $5,300 subsequent withdrawal (as $300 of that amount represents gain).

     HOW DEDUCTED
We deduct the charge on a pro rata basis from among the subaccounts you're invested in, based on the ratio of your subaccount value to your Account A account value. The example below shows how this works.

                              PRO-RATA DEDUCTIONS

                Kim Investor's Retirement Plus contract has a current account value of $100,000. $60,000 is in the Basic Value Focus Fund, and $40,000 is in the Capital Focus Fund. Kim withdraws $20,000 from the contract, and the entire $20,000 is subject to a 7% sales charge ($1400). Accordingly, $840--60% of $1400--is deducted from the Basic Value Focus Fund and $560--40% of $1400--is deducted from the Capital Focus Fund.

(See "Withdrawals and Surrenders" and "Accumulation Units" for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.)

     ADMINISTRATION CHARGE
We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct the charge daily only from the net asset value of Account A. We don't impose the charge on the assets in Account B. This charge covers such expenses as optional contract transactions (for example, processing transfers and Dollar Cost Averaging transactions). This charge will never increase.

     CONTRACT MAINTENANCE CHARGE
We charge $40 a year to reimburse us for expenses related to maintenance of the Contract. These expenses include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. We deduct this charge from your contract value on each contract anniversary that occurs on or before the annuity date. We won't deduct it after the annuity date. We also deduct the charge if you surrender the contract on any date besides a contract anniversary. We deduct the charge on a pro rata basis from among all subaccounts in which your contract value is invested. The contract maintenance charge will never increase.

We'll waive this charge on all Contracts with a contract value equal to or greater than $50,000 on the date the charge would normally be deducted.

Currently, a contract owner of three or more Contracts will be assessed no more than $120 in Contract Maintenance Charges annually. We reserve the right to change this limit at any time.

OTHER CHARGES

     TRANSFER CHARGES

You may make up to six transfers among Account A subaccounts per contract year without charge. If you make more than six, we may, but currently do not, charge you $25 for each extra transfer. Certain transfers from the Select Ten subaccount will not count toward the six transfers permitted among Account A subaccounts per contract year without charge. (See "Defined Asset Funds--Select Ten Trust" and "Transfers".)


     TAX CHARGES

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Accounts any taxes imposed on the Accounts' investment earnings. (See "Tax Status of the Contract".)

     FUND EXPENSES
In calculating the net asset values of the Funds (except the Select Ten Trust), advisory fees and operating expenses are deducted from the assets of each Fund. Deferred transaction fees, trustee's fees, portfolio supervision, bookkeeping and administrative fees, organizational expenses, and other operating expenses are deducted from the assets of the Select Ten Trust. Information about those fees and expenses can be found in the attached prospectuses for the Funds, and in the Statement of Additional Information for each Fund, if applicable.


     RETIREMENT PLUS ADVISOR FEES


Fees associated with participation in the Merrill Lynch RPA-SM- program are paid by the participating contract owner and are not deducted from the contract value or imposed on the Accounts. (See "Merrill Lynch Retirement Plus Advisor-SM-".)


     PREMIUM TAXES
Various states and municipalities impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. Although we pay these taxes when due, we won't deduct them from your contract value until the annuity date. (See "Accumulation Units" for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.) In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state.

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT


The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The contract can be owned by a trust or a corporation. However, special tax rules apply to contracts owned by "non-natural persons" such as corporations or trusts. If you are a human being, you are considered a "natural person." You may designate a beneficiary. If you die, the beneficiary will receive a death benefit. You may also designate an annuitant. You may change the annuitant at any time prior to the annuity date. If you don't select an annuitant, you are the annuitant.



If a non-natural person owns the contract and changes the annuitant, the Internal Revenue Code requires us to treat the change as the death of a contract owner. We will then pay the beneficiary the contract value, less any applicable fees and charges.


Only spouses may be co-owners of the Contract. When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Co-owner spouses must each be designated as beneficiary for the other. Co-owners may also designate a beneficiary to receive benefits on the surviving co-owner's death. IRA Contracts may not have co-owners.

You may assign the Contract to someone else by giving notice to the Service Center. Only complete ownership of the Contract may be assigned to someone else. You can't do it in part. An assignment to a new owner cancels all prior beneficiary designations except an irrevocable prior beneficiary designation. Assignment of the Contract may have tax consequences or may be prohibited on certain IRA Contracts, so you should consult with a qualified tax adviser before assigning the Contract. (See "Federal Income Taxes".)


ISSUING THE CONTRACT

     ISSUE AGE

You can buy a nonqualified Contract if you are less than 85 years old. Annuitants on nonqualified Contracts must also be less than 85 years old when we issue the contract. For qualified Contracts owned by natural persons, the contract owner and annuitant must be the same person. Contract owners and annuitants on qualified Contracts must be less than 70 1/2 years old when we issue the contract.


     INFORMATION WE NEED TO ISSUE THE CONTRACT

Before we issue the Contract, we need certain information from you. We may require you to complete and return a written Contract application in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve that information or application, and you pay the initial premium, we'll issue a Contract. The date we do this is called the Date of Issue. Generally, we'll do this and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, however, we will offer to return the premium and no Contract will be issued. You can consent to our holding the premium until we get all necessary information, and then we will invest the premium within two business days after we get the information.


     TEN DAY RIGHT TO REVIEW

When you get the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract. To get a refund, return the Contract to the Service Center or to the Financial Consultant who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date the Contract is returned.


PREMIUMS

     MINIMUM AND MAXIMUM PREMIUMS

Initial premium payments must be $5,000 or more on a nonqualified Contract and $2,000 or more on an IRA Contract. Subsequent premium payments generally must be $100 or more. It is intended that, in the future, rollover and transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. You can make them at any time before the annuity date. We may waive the $100 minimum for premiums paid under IRA Contracts held in Retirement Plan Operations accounts of MLPF&S where you're transferring the complete cash balance of such Account into a Contract. We reserve the right to reject subsequent premium payments, if required by law. Maximum annual contributions to IRA Contracts are limited by federal law.


     HOW TO MAKE PAYMENTS

You can pay premiums directly the Service Center at the address printed on the cover of this Prospectus or have money debited from your MLPF&S brokerage account. Under an automatic investment feature, you can make systematic premium payments on a monthly, quarterly, semi-annual or annual basis from a MLPF&S brokerage account. Contact your Financial Consultant for additional information. You may cancel the automatic investment feature at any time.

     PREMIUM INVESTMENTS

For the first 14 days following the date of issue, we'll hold all premiums directed into Account A in the Domestic Money Market Subaccount. After the 14 days, we'll reallocate the Account value to the Account A subaccounts you selected. We'll place premiums directed into Account B in the Reserve Assets Subaccount on the issue date. We'll place subsequent premiums allocated to Account B in the Reserve Assets Subaccount as of the end of the valuation period in which the Service Center receives them.


Currently, you may allocate your premium among 18 of 21 subaccounts (20 available through Account A and one available through Account B). Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the Prime Bond Fund, 58% allocated to the High Current Income Fund, and 30% allocated to the Quality Equity Fund. However, you may not allocate 33 1/3% to the Prime Bond Fund and 66 2/3%, to the High Current Income Fund. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

     ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value varies daily with the performance and expenses of the corresponding subaccount funds. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.


                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?
      We calculate an accumulation unit value for each subaccount at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your contract are purchased (added to your contract) or redeemed (taken out of your contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of contract proceeds (i.e., partial withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deduction for the contract maintenance charge, any sales charge, any transfer charge, and any premium taxes due, units are redeemed.


                    HOW DO WE DETERMINE THE NUMBER OF UNITS?
      We determine the number of units by dividing the dollar value of the amount of the purchase or redemption allocated to the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the transfer is made. The number of accumulation units in each subaccount credited to a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units credited to a Contract will not change as a result of investment experience or the deduction of mortality and expense risk and administration charges. Instead, these charges and investment experience are reflected in the accumulation unit value.



When we first established each subaccount, we arbitrarily set the value of an accumulation unit at $10. Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. A valuation period is the time period from one determination of the net asset value of a subaccount to the next, measured from the time each day the Funds are valued. The Funds are valued at the close of business on each day the New York Stock Exchange is open. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the last prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the valuation period equivalent of the annual administration and mortality and expense risk charges. The net investment factor takes into account the reinvestment of dividends and capital gains. We may adjust the net investment factor to make provisions for any change in law that requires us to pay tax on capital gains in the Accounts or for any assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges").


               ADDITIONAL PROVISIONS APPLICABLE TO ALL CONTRACTS


DEATH OF ANNUITANT PRIOR TO ANNUITY DATE



If the annuitant dies before the annuity date, and the annuitant is not a contract owner, the owner may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant unless any owner is not a natural person. If any contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid.



If the deceased owner's beneficiary is the surviving spouse, the spouse may elect to continue the Contract. The spouse will then become the contract owner and the beneficiary until a new beneficiary is named.


If you are age 80 or under on the Contract date of issue, the death benefit equals the greatest of:

    (a) premiums paid less any withdrawals,
    (b) the contract value, or
    (c) the maximum death benefit value.

If you are over age 80 on the Contract date of issue, the death benefit equals the greater of:

    (a) premiums paid less any withdrawals, or
    (b) the contract value.

TRANSFERS

     TRANSFERS WITHIN ACCOUNT A
Before the annuity date, you may transfer all or part of your Account A value among the Account A subaccounts up to six times per contract year without charge. You can make additional transfers among Account A subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. Certain transfers from the Select Ten subaccount will not count toward the six transfers permitted among Account A subaccounts per contract year without charge. (See "Defined Asset Funds -- Select Ten Trust".) We reserve the right to change the number of additional transfers permitted each contract year.


Transfers among subaccounts may be made in specific dollar amounts or as a percentage of Account A value. You must transfer at least $100 or the total value of a subaccount, if less. Transfers specified as percentages are also subject to a $100 minimum with allocations in whole numbers. For example, 10% or 30% of $1,000 Account A value in the Prime Bond Fund may be transferred to the High Current Income Fund, but 10.5% may not. Also, 20% of $600 Account A value in the Prime Bond Fund may be transferred to the High Current Income Fund, but 10% of $600 ($60) may not.

You may request transfers in writing or by telephone, once we get proper telephone transfer authorization. Transfer requests may also be made through your Merrill Lynch Financial Consultant, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Home Office receives the request. We will consider telephone transfer requests received after 4:00 p.m. (ET) to be received the following business day.

DOLLAR COST AVERAGING

     WHAT IS IT?
The Contract offers an optional transfer feature called Dollar Cost Averaging ("DCA"). This feature allows you to reallocate money at monthly intervals from the Account A Domestic Money Market Subaccount to any of the remaining Account A subaccounts. The DCA feature is intended to reduce the effect of short term price fluctuations on investment cost. Since the same dollar amount is transferred to selected subaccounts each month, more accumulation units are purchased in a subaccount when their value is low and fewer accumulation units are purchased when their value is high. Therefore, over the long haul a DCA program may let you buy accumulation units at a lower than average cost. However, a DCA program does not assure a profit or protect against a loss in declining markets.


You can choose the DCA feature any time before the annuity date. Once you start using it, you must continue it for at least three months. Once you reach the annuity date, you may no longer use Dollar Cost Averaging.



If you participate in the RPA program, you can't use DCA.


     MINIMUM AMOUNTS

To elect DCA, you need to have a minimum amount of money in the Domestic Money Market subaccount. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA feature. Allocations must be designated in whole percentage increments of 10%. No specific dollar amount designations may be made. We reserve the right to change these minimums. Should the amount in your Domestic Money Market Subaccount drop below the selected monthly transfer amount, we'll notify you that you need to put more money in to continue DCA.


     WHEN DO WE MAKE DCA TRANSFERS?

You select the date for DCA transfers. After we receive your request at the Service Center, we will make the first DCA transfer on the next selected date of the following month. We'll make subsequent DCA transfers on the same day of each succeeding month. We don't charge for DCA transfers. These transfers are in addition to the six annual transfers permitted under the Contract.



     MERRILL LYNCH RETIREMENT PLUS ADVISOR-SM-



If you qualify, you may participate in the Merrill Lynch Retirement Plus Advisor-SM- ("RPA") program. Through RPA, an investment program developed by MLPF&S, premiums and Account A money are allocated and transferred periodically among the subaccounts of Account A based on your investment profile. MLPF&S is a registered investment adviser under the Investment Advisers Act of 1940.


Before you can participate, you must complete a profiling questionnaire and client agreement for each contract with which you're using the RPA program.

If you participate in the RPA program, you can't use DCA. In addition, MLPF&S may ask you to give up the RPA program if you request a transfer while the RPA program is in effect; such transfers may be inconsistent with investment strategies being implemented through the RPA program.

     FEES AND CHARGES FOR RPA
MLPF&S charges a fee for the RPA program. MLPF&S deducts this fee directly from your brokerage account. The fee is not deducted from your contract value or imposed on the Accounts. We don't charge for RPA program transfers of Account A money.

If you wish to participate in the RPA program, consult with your Financial Consultant for additional information regarding the availability of the program and specific eligibility requirements.

Participation in the program does not guarantee that you will attain your investment goals. In addition, the program does not guarantee investment gains, or protect against investment losses.

     TRANSFERS FROM ACCOUNT A TO ACCOUNT B
Once each contract year, you may transfer from Account A to Account B an amount equal to any gain in account value and/or any premium not subject to sales charge, determined as of the date we receive the request. Where permitted by state regulation, once each contract year, you may transfer from Account A to Account B all or a portion of the greater of that amount, or 10% of premiums still subject to a sales charge determined as of the date we receive the request (minus any of that premium already withdrawn or transferred). Additionally, where permitted by state regulation, periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, are permitted, on a monthly, quarterly, semiannual or annual basis. You may cancel periodic transfers at any time. Once canceled, they can not be activated again until the next contract year.

Generally, we will deduct the amount transferred on a pro rata basis from among the Account A subaccounts you specify, based on your proportional interest in each of these subaccounts to the Account A value, unless you request otherwise. However, if you want the amount transferred on a monthly, quarterly, semi-annual or annual basis, it must be deducted on a pro rata basis. There is no charge imposed on the transfer of this amount. No transfers are permitted from Account B to Account A.

WITHDRAWALS AND SURRENDERS

     WHEN AND HOW WITHDRAWALS ARE MADE

Before the annuity date, you may withdraw money from the Contract up to six times per contract year. Withdrawals are subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See "Federal Income Taxes".)


             The Contract provides a specific order for withdrawals. We treat the first withdrawal from Account A in any contract year in the following order:

             1. Gain in account value and premium no longer subject to a sales charge; then
             2.    Premium on a "first-in, first-out" basis.


                 "Gain" means any positive difference between account value and premiums paid, less withdrawals.



By using this order, we don't impose a sales charge on the first withdrawal in any contract year out of Account A to the extent that the withdrawal consists of gain and/or any premium no longer subject to such a charge. Where permitted by state regulation, we won't impose a sales charge on that portion of the first withdrawal from Account A in any contract year that does not exceed the greater of:


    (1) 10% of premiums subject to a sales charge determined as of the date the request is received, minus any prior amount withdrawn or transferred from Account A to Account B, and

    (2) any gain in Account A plus premiums allocated to Account A that are not subject to a sales charge.

Where permitted by state regulation, you may elect that the amount withdrawn be paid on a monthly, quarterly, semi-annual or annual basis.


Unless you direct us otherwise, withdrawals will be taken from subaccounts in the same proportion as your contract value bears to the subaccounts of the Accounts from which the withdrawal is made. You may withdraw money by telephone, once you've submitted a proper telephone authorization form to the Service Center, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account. You may make a withdrawal request in writing to the Service Center. We will consider telephone withdrawal requests received after 4:00 p.m.
(ET) to be received the following business day.


We will treat all subsequent withdrawals from Account A in the same contract year as if premium is withdrawn on a "first-in, first-out" basis before any gain in account value is withdrawn. Therefore, premium accumulated the longest will be withdrawn first. These withdrawals are subject to a sales charge. (See "Sales Charge".)

We don't impose sales charges on any withdrawals from Account B. In addition, where permitted by state regulation we don't impose a sales charge on withdrawals from Account A on a Contract purchased by our employees or employees of our affiliates or purchased by the employee's spouse or dependents.

     AUTOMATIC WITHDRAWALS

You may request monthly, quarterly, semiannual, or annual automatic withdrawals from Account B. You may activate or cancel this optional automatic withdrawal program once each contract year. Once canceled, you can't activate the program again until the next contract year. You may increase or decrease withdrawals at any time by contacting the Service Center. These automatic withdrawals are in addition to the annual six withdrawals permitted under the Contract.


     MINIMUM AMOUNTS
The minimum amount that may be withdrawn is $100. At least $2,000 must remain in the Contract after you make a withdrawal. We reserve the right to change these minimums.

     SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal. The Contract must be delivered to the Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable sales charge, minus any applicable contract maintenance charge, and minus any applicable charge for premium taxes. (See "Charges and Deductions".)


PAYMENTS TO CONTRACT OWNERS


We'll make any payments to you usually within seven days of the Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:


    (a) the New York Stock Exchange is closed, other than for a customary weekend or holiday;
    (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;
    (c) the Securities and Exchange Commission declares that an emergency exists making it difficult to dispose of securities held in the Accounts or to determine their value;
    (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or
    (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

CONTRACT CHANGES

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date such a request is signed by the contract owner, unless ML of New York has already acted in reliance on the prior status. Such changes may have tax consequences. See "Federal Income Taxes". See also "Ownership of the Contract".

DEATH BENEFIT

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if you die before the annuity date.

Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date. If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract. Your spouse becomes the contract owner and the beneficiary until your spouse names a new beneficiary.

If you are age 80 or under on the Contract date of issue, the death benefit equals the greatest of:

    (a) premiums paid less any withdrawals,
    (b) the contract value, or
    (c) the maximum death benefit value.

If you are over age 80 on the Contract date of issue, the death benefit equals the greater of:

    (a) premiums paid less any withdrawals, or
    (b) the contract value.

The maximum death benefit value equals the greatest anniversary value of Account A, plus the value of Account B. We calculate each anniversary value of Account A as follows:

    - the value of Account A on the issue date and each contract anniversary thereafter; plus

    - premium payments you allocated to Account A since the date of issue or that anniversary; less

    - withdrawals and transfers from Account A since the date of issue or that anniversary.

After age 80, the greatest anniversary value of Account A equals the greatest anniversary value of Account A as of attained age 80, plus premium payments allocated to Account A since such anniversary, less withdrawals and transfers from Account A since such anniversary.

EXAMPLE: Assume you are below age 80 at issue, and you made no allocations to Account B. Your maximum death benefit values, based on hypothetical values of Account A* and the contract transactions shown, are illustrated below:

                                                                                       MAXIMUM
                   TRANSACTIONS                      ANNIVERSARY VALUES                 DEATH                    PREMIUMS
           ----------------------------  ------------------------------------------    BENEFIT     CONTRACT        LESS
DATE        PREMIUMS      WITHDRAWALS     1/1/98     1/1/99     1/1/00     1/1/01       VALUE        VALUE      WITHDRAWALS
---------  -----------  ---------------  ---------  ---------  ---------  ---------  -----------  -----------  -------------
1/1/96...     100,000                      100,000                                      100,000      100,000       100,000
1/1/99...                                  100,000    105,000                           105,000      105,000       100,000
6/1/99...      10,000                      110,000    115,000                           115,000      114,000       110,000
7/1/99...                      5,000       105,000    110,000                           110,000      112,000       105,000
1/1/00...                                  105,000    110,000    109,000                110,000      109,000       105,000
1/1/01...                                  105,000    110,000    109,000    112,000     112,000      112,000       105,000


              DEATH
DATE        BENEFITS
---------  -----------
1/1/96...     100,000
1/1/99...     105,000
6/1/99...     115,000
7/1/99...     112,000
1/1/00...     110,000
1/1/01...     112,000

--------
* Account Anniversary values reflect hypothetical positive and negative investment performance to demonstrate the calculation of the maximum death benefit value. There is, of course, no assurance that Account A will experience positive investment performance.

For Contracts issued on a joint ownership basis, we calculate the greatest anniversary value based on the period of time through the earlier of:

    (a) the older co-owner attaining age 80; or
    (b) the anniversary on or prior to either co-owner's date of death.

If the contract owner changes, we will not increase the period of time during which we use anniversary values to determine the maximum death benefit value. Subsequent changes could shorten the period if a subsequent owner is older than the prior owner. Specifically, if a new contract owner has not attained age 80 and is older than the contract owner whose age is being used to determine the maximum death benefit value at the time of the ownership change, we will base the period of time used in the calculation of the maximum death benefit value on the age of the new contract owner when the owner changes. If the new contract owner is over attained age 80 when the owner changes, we will calculate the maximum death benefit value based on the greatest anniversary value of Account A as of the contract anniversary prior to the ownership change. If a contract owner is a non-natural person, then we use the annuitant's age, rather than the contract owner's age, to determine the period of time used in the calculation of the maximum death benefit value.

We will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if you die before the annuity date, federal tax law generally requires the entire contract value to be distributed within five years of the date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)

We determine the death benefit as of the date we receive certain information at our Home Office. We call this information due proof of death. It consists of the Beneficiary Statement, a certified copy of the death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum.

ANNUITY PAYMENTS

We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for non-qualified Contracts is the annuitant's 85th birthday. The annuity date for IRA Contracts is when the owner/annuitant reaches age 70 1/2. However, you may specify an earlier annuity date. Contract owners may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option when the contract owner reaches age 85 (age 70 1/2 for an IRA Contract). You may change the annuity option up to 30 days before the annuity date. We reserve the right to limit annuity options available to IRA contract owners to comply with the Internal Revenue Code or regulations under it.

We determine the dollar amount of annuity payments by applying your contract value on the annuity date to our then current annuity purchase rates. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex at the time payments begin. The rates will never be worse than those shown in the Contract.

If the age and/or sex of the annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payments with 6% annual interest charges. Likewise, if we underpaid any amount as the result of a misstatement, we correct it with the next payment made with 6% annual interest credited.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $2,000 (or a different minimum amount, if required by state law), we may cash out your contract in a lump sum. If any annuity payment would be less than $20 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $20 (or the minimum amount required by state law). Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

ANNUITY OPTIONS


We currently provide the following fixed annuity payment options. After the annuity date, your contract value does not vary with the performance of the Accounts. We may in the future offer more options. Under certain circumstances, several options provide the ability to take the present value of future guaranteed payments in a lump sum.



                        HOW WE DETERMINE PRESENT VALUE OF
                       FUTURE GUARANTEED ANNUITY PAYMENTS
             Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

PAYMENTS OF A FIXED AMOUNT

We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited. The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

PAYMENTS FOR A FIXED PERIOD

We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

*LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 10 or 20 years as you selected. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied, increased by interest credited.

*JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

INDIVIDUAL RETIREMENT ACCOUNT ANNUITY

This annuity option is available only to IRA contract owners. Payments will be made annually based on either (a) the life expectancy of the owner/ annuitant;
(b) the joint life expectancy of the owner/annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the owner/annuitant dies before the annuity date.

--------
* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

Each annual payment will be equal to the remaining contract value applied, divided by the then current life expectancy, as defined by Internal Revenue Service regulations. If the measuring life or lives dies before the remaining value has been distributed, we will pay that value to you in a lump sum.


GENDER-BASED ANNUITY PURCHASE RATES

Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in states that have adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

Employers and employee organizations considering to purchase the Contract should consult with their legal advisor to determine whether purchasing the Contract containing gender-based annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex annuity purchase rates.

                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

TAX STATUS OF THE CONTRACT

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.


OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features such as the flexibility of an owner to allocate premium payments and transfer contract accumulation values, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over Account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the Account assets supporting the contract.

REQUIRED DISTRIBUTIONS. To qualify as an annuity contract under section 72(s) of the IRC, a non-qualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the contract when such contract owner dies.



The contract is designed to comply with section 72(s) of the IRC. We will review the contract and amend it if necessary to make sure that it continues to comply with the section's requirements.



Other rules regarding required distributions apply to Individual Retirement Annuities.


TAXATION OF ANNUITIES


IN GENERAL. IRC section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the accumulation or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the accumulation usually will be considered a distribution. Withdrawals of accumulated investment earnings are taxable as ordinary income.



The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the accumulation over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.


The following discussion applies generally to contracts owned by a natural person:


PARTIAL WITHDRAWALS AND SURRENDERS. When you take a withdrawal from a contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. Other rules apply to Individual Retirement Annuities.



If you withdraw your entire account value under a contract, you will be taxed only on the part that exceeds your investment in the contract.



ANNUITY PAYMENTS. Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be paid from a contract because an owner or annuitant (if the owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.


PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

(1) on or after you reach age 59 1/2;
(2) after you die (or after the annuitant dies, if the owner isn't an individual)
(3) after you become disabled; or

(4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.



Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. Also, additional exceptions apply to distributions from an Individual Retirement Annuity. You should consult a tax adviser with regard to exceptions from the penalty tax.


TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT


Transferring or assigning ownership of the contract, designating a payee or beneficiary who is not also the owner, or exchanging a contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.


WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS


All non-qualified deferred annuity contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.


POSSIBLE CHANGES IN TAXATION


Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the contract.

POSSIBLE CHARGE FOR OUR TAXES



Currently we don't charge the separate account for any federal, state, or local taxes on it or its contracts (other than premium taxes), but we reserve the right to charge the separate account or the contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.


INDIVIDUAL RETIREMENT ANNUITIES


Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." An individual may make annual contributions of up to the lesser of $2,000 or 100% of adjusted gross income to an IRA. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the Contract comports with IRA qualification requirements.



TAX SHELTERED ANNUITIES. Section 403(b) of the IRC allow employees of certain
Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. In the future, it is intended that rollover and transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to Internal Revenue Code ("IRC") Section 402(g), will not be accepted. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.



ROTH IRAS. A Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

OTHER TAX ISSUES FOR IRAS AND ROTH IRAS.



Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.



                               OTHER INFORMATION


VOTING RIGHTS

We own all Fund shares and Trust Units held in the Accounts. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings.(1) However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning

(1) the election of a Fund's Board of Directors;
(2) ratification of a Fund's independent accountant;
(3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;
(4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and
(5) any other matter requiring a vote of the Funds' shareholders.

REPORTS TO CONTRACT OWNERS


At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each Fund, the value of each accumulation unit, and the contract value.


You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT

MLPF&S is the principal underwriter of the Contract. Its principal business address is World Financial Center, 250 Vesey Street, New York, New York 10281. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.


Registered representatives (Financial Consultants) of MLPF&S sell the contract. These Financial Consultants are also licensed through Merrill Lynch Life Agency, Inc. as our insurance agents. Financial Consultants are compensated by MLPF&S and/or Merrill Lynch Life Agency, Inc. through a distribution agreement we have with MLPF&S and companion sales agreement we have with Merrill Lynch Life Agency, Inc. The maximum commission paid to a Financial Consultant is 2.3% of each premium allocated to Separate Account A. In addition, on the annuity date, the Financial Consultant will receive compensation of up to 1.5% of contract

----------

(1) The Select 10 Trust is a unit investment trust. It has no board of directors. No voting rights exists.

value not subject to a sales charge. Financial Consultants may also be paid additional annual compensation of up to 0.51% of contract value. A reduced compensation is paid on Contracts purchased by our employees or their spouses or dependents.


The maximum commission we will pay to Merrill Lynch Life Agency, Inc. to be used to pay commissions to Financial Consultants is 3.5% of each premium allocated to Separate Account A.

MLPF&S may arrange for sales of the Contract by other broker-dealers. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S Financial Consultants.

STATE REGULATION

We are subject to the laws of the State of New York and to the regulations of the New York Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The New York Insurance Department, in conjunction with the National Association of Insurance Commissions, conducts a full examination of our operations periodically.

YEAR 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Accounts could be adversely affected if the computer systems we use or the other service providers we use do not properly address this problem before January 1, 2000. Merrill Lynch & Co., Inc. has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. Substantial resources are devoted to this effort. Currently, we don't anticipate that the transition to the 21st century will have any material impact on our ability to continue to service the Contract at current levels. In addition we have sought assurances from the other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000. We will continue to monitor the situation. At this time, however, we can't give assurance that the other service providers have anticipated every step necessary to avoid any adverse effect on the Accounts attributable to the Year 2000 Problem.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Accounts. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets.

EXPERTS

Deloitte & Touche LLP, independent auditors, have audited our financial statements as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998. They've also audited financial statements of the Accounts as of December 31, 1998 and for the periods presented in the Statement of Additional Information. We include these financial statements in reliance upon the reports of Deloitte & Touche given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1420.

LEGAL MATTERS


Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our Senior Vice President and General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.


REGISTRATION STATEMENTS

Registration statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                            ACCUMULATION UNIT VALUES
                       (CONDENSED FINANCIAL INFORMATION)


                                                                     SUBACCOUNTS
                                         --------------------------------------------------------------------
                                                                DOMESTIC MONEY MARKET
                                         --------------------------------------------------------------------
                                            1/1/98        1/1/97        1/1/96        1/1/95        1/1/94
                                              TO            TO            TO            TO            TO
                                           12/31/98      12/31/97      12/31/96      12/31/95      12/31/94
                                         ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit value at beginning
     of period..........................       $11.94        $11.50        $11.09        $10.64        $10.37
(2) Accumulation unit value at end of
     period.............................       $12.39        $11.94        $11.50        $11.09        $10.64
(3) Number of accumulation units
     outstanding at end of period.......  2,714,662.2   2,392,904.0  1,677,743.10   2,104,307.1   1,725,685.7


                                                                    QUALITY EQUITY
                                         --------------------------------------------------------------------
                                            1/1/98        1/1/97        1/1/96        1/1/95        1/1/94
                                              TO            TO            TO            TO            TO
                                           12/31/98      12/31/97      12/31/96      12/31/95      12/31/94
                                         ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit value at beginning
     of period..........................       $19.54        $16.01        $13.77        $11.38        $11.87
(2) Accumulation unit value at end of
     period.............................       $22.28        $19.54        $16.01        $13.77        $11.38
(3) Number of accumulation units
     outstanding at end of period.......  2,374,281.3   2,617,428.2  2,798,594.00   2,587,997.3   2,368,801.5

                                                                  AMERICAN BALANCED
                                         --------------------------------------------------------------------
                                            1/1/98        1/1/97        1/1/96        1/1/95        1/1/94
                                              TO            TO            TO            TO            TO
                                           12/31/98      12/31/97      12/31/96      12/31/95      12/31/94
                                         ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit value at beginning
     of period..........................       $16.72        $14.47        $13.37        $11.21        $11.88
(2) Accumulation unit value at end of
     period.............................       $18.73        $16.72        $14.47        $13.37        $11.21
(3) Number of accumulation units
     outstanding at end of period.......    805,270.1     935,102.6  1,196,131.90   1,294,854.9   1,205,254.3

                                                                  BASIC VALUE FOCUS
                                         --------------------------------------------------------------------
                                            1/1/98        1/1/97        1/1/96        1/1/95        1/1/94
                                              TO            TO            TO            TO            TO
                                           12/31/98      12/31/97      12/31/96      12/31/95      12/31/94
                                         ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit value at beginning
     of period..........................       $19.27        $16.19        $13.60        $10.98        $10.88
(2) Accumulation unit value at end of
     period.............................       $20.81        $19.27        $16.19        $13.60        $10.98
(3) Number of accumulation units
     outstanding at end of period.......  2,134,295.9   1,942,837.1  1,766,570.40   1,241,769.4     850,329.6


                                                                      PRIME BOND
                                         --------------------------------------------------------------------
                                            1/1/98        1/1/97        1/1/96        1/1/95        1/1/94
                                              TO            TO            TO            TO            TO
                                           12/31/98      12/31/97      12/31/96      12/31/95      12/31/94
                                         ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit value at beginning
     of period..........................       $14.36        $13.40        $13.29        $11.21        $11.94
(2) Accumulation unit value at end of
     period.............................       $15.28        $14.36        $13.40        $13.29        $11.21
(3) Number of accumulation units
     outstanding at end of period.......  2,943,385.0   2,776,167.1  2,933,851.00   2,866,758.2   2,939,785.1
                                                                 SPECIAL VALUE FOCUS*
                                         --------------------------------------------------------------------
                                            1/1/98        1/1/97        1/1/96        1/1/95        1/1/94
                                              TO            TO            TO            TO            TO
                                           12/31/98      12/31/97      12/31/96      12/31/95      12/31/94
                                         ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit value at beginning
     of period..........................       $16.75        $15.20        $14.25         $9.90        $10.82
(2) Accumulation unit value at end of
     period.............................       $15.45        $16.75        $15.20        $14.25         $9.90
(3) Number of accumulation units
     outstanding at end of period.......  1,911,721.5   1,789,233.1  1,684,158.80   1,332,688.3   1,048,612.8
                                                               NATURAL RESOURCES FOCUS
                                         --------------------------------------------------------------------
                                            1/1/98        1/1/97        1/1/96        1/1/95        1/1/94
                                              TO            TO            TO            TO            TO
                                           12/31/98      12/31/97      12/31/96      12/31/95      12/31/94
                                         ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit value at beginning
     of period..........................       $12.14        $14.06        $12.56        $11.30        $11.29
(2) Accumulation unit value at end of
     period.............................       $10.14        $12.14        $14.06        $12.56        $11.30
(3) Number of accumulation units
     outstanding at end of period.......     70,808.7     115,513.8    144,754.30     167,533.9     190,785.7
                                                                 GLOBAL BOND FOCUS***
                                         --------------------------------------------------------------------
                                            1/1/98        1/1/97        1/1/96        1/1/95        1/1/94
                                              TO            TO            TO            TO            TO
                                           12/31/98      12/31/97      12/31/96      12/31/95      12/31/94
                                         ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit value at beginning
     of period..........................       $12.27        $12.20        $11.45         $9.94        $10.52
(2) Accumulation unit value at end of
     period.............................       $13.63        $12.27        $12.20        $11.45         $9.94
(3) Number of accumulation units
     outstanding at end of period.......    324,790.1     404,574.9    459,402.30     504,390.5     556,854.0


                                                                 HIGH CURRENT INCOME
                                         --------------------------------------------------------------------
                                            1/1/98        1/1/97        1/1/96        1/1/95        1/1/94
                                              TO            TO            TO            TO            TO
                                           12/31/98      12/31/97      12/31/96      12/31/95      12/31/94
                                         ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit value at beginning
     of period..........................       $16.93        $15.46        $14.08        $12.18        $12.80
(2) Accumulation unit value at end of
     period.............................       $16.18        $16.93        $15.46        $14.08        $12.18
(3) Number of accumulation units
     outstanding at end of period.......  1,935,113.5   1,794,232.4  1,341,055.50   1,274,375.1   1,116,584.4
                                                                  FLEXIBLE STRATEGY
                                         --------------------------------------------------------------------
                                            1/1/98        1/1/97        1/1/96        1/1/95        1/1/94
                                              TO            TO            TO            TO            TO
                                           12/31/98      12/31/97      12/31/96      12/31/95      12/31/94
                                         ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit value at beginning
     of period..........................           **            **        $13.00        $11.22        $11.87
(2) Accumulation unit value at end of
     period.............................           **            **            **        $13.00        $11.22
(3) Number of accumulation units
     outstanding at end of period.......                        0.0          0.00   1,137,134.8   1,113,369.6
                                                                GLOBAL STRATEGY FOCUS
                                         --------------------------------------------------------------------
                                            1/1/98        1/1/97        1/1/96        1/1/95        1/1/94
                                              TO            TO            TO            TO            TO
                                           12/31/98      12/31/97      12/31/96      12/31/95      12/31/94
                                         ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit value at beginning
     of period..........................       $15.85        $14.35        $12.85        $11.78        $12.12
(2) Accumulation unit value at end of
     period.............................       $17.02        $15.85        $14.35        $12.85        $11.78
(3) Number of accumulation units
     outstanding at end of period.......  2,708,721.4   3,196,842.1  3,436,164.50   2,678,814.8   2,924,265.0
                                                                 GLOBAL UTILITY FOCUS
                                         --------------------------------------------------------------------
                                            1/1/98        1/1/97        1/1/96        1/1/95        1/1/94
                                              TO            TO            TO            TO            TO
                                           12/31/98      12/31/97      12/31/96      12/31/95      12/31/94
                                         ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit value at beginning
     of period..........................       $16.27        $13.10        $11.75         $9.58        $10.61
(2) Accumulation unit value at end of
     period.............................       $19.91        $16.27        $13.10        $11.75         $9.58
(3) Number of accumulation units
     outstanding at end of period.......    408,706.9     475,558.5     646,792.9     724,247.5     786,888.0


--------------

  * Effective August 15, 1997, the Equity Growth Fund changed its name to the Special Value Focus Fund.


 ** Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into Global Strategy Focus Fund.


*** Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund and its investment objective was modified.

                                                              INTERNATIONAL EQUITY FOCUS
                                         --------------------------------------------------------------------
                                            1/1/98        1/1/97        1/1/96        1/1/95        1/1/94
                                              TO            TO            TO            TO            TO
                                           12/31/98      12/31/97      12/31/96      12/31/95      12/31/94
                                         ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit value at beginning
     of period..........................       $11.20        $11.90        $11.31        $10.87        $10.96
(2) Accumulation unit value at end of
     period.............................       $11.91        $11.20        $11.90        $11.31        $10.87
(3) Number of accumulation units
     outstanding at end of period.......    893,307.1   2,327,316.1   1,535,723.1   1,275,506.6   1,313,991.8

                                                                    RESERVE ASSETS
                                         --------------------------------------------------------------------
                                            1/1/98        1/1/97        1/1/96        1/1/95        1/1/94
                                              TO            TO            TO            TO            TO
                                           12/31/98      12/31/97      12/31/96      12/31/95      12/31/94
                                         ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit value at beginning
     of period..........................       $12.32        $11.79        $11.29        $10.76        $10.43
(2) Accumulation unit value at end of
     period.............................       $12.87        $12.32        $11.79        $11.29        $10.76
(3) Number of accumulation units
     outstanding at end of period.......     95,017.1      82,335.6     101,151.2     114,114.3     120,482.2

                                                                INTERNATIONAL BOND***
                                         --------------------------------------------------------------------
                                            1/1/98        1/1/97        1/1/96        1/1/95       5/16/94*
                                              TO            TO            TO            TO            TO
                                           12/31/98      12/31/97      12/31/96      12/31/95      12/31/94
                                         ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit value at beginning
     of period..........................          ***           ***        $11.40         $9.93        $10.00
(2) Accumulation unit value at end of
     period.............................          ***           ***           ***        $11.40         $9.93
(3) Number of accumulation units
     outstanding at end of period.......          ***           0.0          0.00      40,678.5      18,139.0


                                                                 GOVERNMENT BOND FUND
                                         --------------------------------------------------------------------
                                            1/1/98        1/1/97        1/1/96        1/1/95       5/16/94*
                                              TO            TO            TO            TO            TO
                                           12/31/98      12/31/97      12/31/96      12/31/95      12/31/94
                                         ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit value at beginning
     of period..........................       $12.45        $11.59        $11.42        $10.08        $10.00
(2) Accumulation unit value at end of
     period.............................       $13.36        $12.45        $11.59        $11.42        $10.08
(3) Number of accumulation units
     outstanding at end of period.......  1,670,377.7     900,981.0     401,866.8     153,524.3      69,485.0


                                                                  DEVELOPING CAPITAL
                                                                    MARKETS FOCUS
                                         --------------------------------------------------------------------
                                            1/1/98        1/1/97        1/1/96        1/1/95       5/16/94*
                                              TO            TO            TO            TO            TO
                                           12/31/98      12/31/97      12/31/96      12/31/95      12/31/94
                                         ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit value at beginning
     of period..........................        $9.21         $9.99         $9.16         $9.38        $10.00
(2) Accumulation unit value at end of
     period.............................        $6.42         $9.21         $9.99         $9.16         $9.38
(3) Number of accumulation units
     outstanding at end of period.......    563,805.5     892,320.3     411,686.3     240,156.6     174,741.4

                                                                                      GLOBAL       CAPITAL
                                                                                   GROWTH FOCUS     FOCUS       SELECT TEN

                                                      INDEX 500 FUND                   FUND          FUND         TRUST

                                         ----------------------------------------  ------------  ------------  ------------

                                            1/1/98        1/1/97      12/18/96*       1/1/98        1/1/98        1/1/98

                                              TO            TO            TO            TO            TO            TO

                                           12/31/98      12/31/97      12/31/96      12/31/98      12/31/98      12/31/98

                                         ------------  ------------  ------------  ------------  ------------  ------------

(1) Accumulation unit value at beginning
     of period..........................       $13.27        $10.12         $0.00           ***           ***           ***

(2) Accumulation unit value at end of
     period.............................       $16.79        $13.27        $10.12        $10.74         $9.68        $10.12

(3) Number of accumulation units
     outstanding at end of period.......  1,908,674.0   1,245,291.7      10,445.7     127,229.2     114,280.3     190,745.2



                                  AIM V.I. CAPITAL APPRECIATION FUND                  AIM V.I. VALUE
                               ----------------------------------------  ----------------------------------------
                                  1/1/98        1/1/97        1/1/96        1/1/98        1/1/97        1/1/96
                                    TO            TO            TO            TO            TO            TO
                                 12/31/98      12/31/97      12/31/96      12/31/98      12/31/97      12/31/96
                               ------------  ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit value at
     beginning of period......       $11.23        $10.03         $0.00        $12.52        $10.26         $0.00
(2) Accumulation unit value at
     end of period............       $13.22        $11.23        $10.03        $16.35        $12.52        $10.26
(3) Number of accumulation
     units outstanding at end
     of period................    637,817.5     705,468.0          0.00   1,623,648.9     694,794.1          0.00


                                                                           ALLIANCE
                                                                            QUASAR                   MFS EMERGING
                                       ALLIANCE PREMIER GROWTH            PORTFOLIO                 GROWTH SERIES
                               ----------------------------------------  ------------  ----------------------------------------
                                  1/1/98        1/1/97        1/1/96        1/1/98        1/1/98        1/1/97        1/1/96
                                    TO            TO            TO            TO            TO            TO            TO
                                 12/31/98      12/31/97      12/31/96      12/31/98      12/31/98      12/31/97      12/31/96
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
(1) Accumulation unit value at
     beginning of period......       $13.21        $10.00         $0.00           ***        $11.83         $9.83         $0.00
(2) Accumulation unit value at
     end of period............       $19.28        $13.21        $10.00         $8.57        $15.66        $11.83         $9.83
(3) Number of accumulation
     units outstanding at end
     of period................  2,559,574.5   1,273,236.9          0.00      94,213.1   1,327,153.4     600,105.0     15,002.00

                                                                         HOTCHKIS AND
                                                                            WILEY
                                                                         INTERNATIONAL
                                                                             VIP
                                         MFS RESEARCH SERIES              PORTFOLIO
                               ----------------------------------------  ------------
                                  1/1/98        1/1/97        1/1/96        1/1/98
                                    TO            TO            TO            TO
                                 12/31/98      12/31/97      12/31/96      12/31/98
                               ------------  ------------  ------------  ------------
(1) Accumulation unit value at
     beginning of period......       $11.96        $10.08         $0.00          ***
(2) Accumulation unit value at
     end of period............       $14.56        $11.96        $10.08        $9.49
(3) Number of accumulation
     units outstanding at end
     of period................  1,161,685.9     589,190.5           0.0  2,303,167.1


----------------


  *  Commencement of business



*** Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund and its investment objective was modified.

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 1999



               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
             AND ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                 ALSO KNOWN AS
                  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                     ML LIFE INSURANCE COMPANY OF NEW YORK
                   HOME OFFICE: 100 CHURCH STREET, 11TH FLOOR
                         NEW YORK, NEW YORK 10080-6511
                             PHONE: (800) 333-6524
                        SERVICE CENTER: P.O. BOX 44222,
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST,
                          JACKSONVILLE, FLORIDA 32246
                                OFFERED THROUGH
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED


This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by ML Life Insurance Company of New York ("ML of New York") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status.


This Statement of Additional Information is not a Prospectus and should be read together with the Contract's Prospectus dated May 1, 1999, which is available on request and without charge by writing to or calling ML of New York at its Service Center address or phone number set forth above.

                               TABLE OF CONTENTS


                                                                                                             PAGE
                                                                                                           ---------
OTHER INFORMATION........................................................................................          3

General Information and History..........................................................................          3

Principal Underwriter....................................................................................          3

Financial Statements.....................................................................................          3

Administrative Services Arrangements.....................................................................          3

CALCULATION OF YIELDS AND TOTAL RETURNS..................................................................          3

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A...............................        S-1

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B...............................       S-xx

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW YORK............................................        G-1

                               OTHER INFORMATION

GENERAL INFORMATION AND HISTORY


ML Life Insurance Company of New York ("ML of New York") is a stock life insurance company organized under the laws of the State of New York on November 28, 1973. Prior to September 11, 1991, ML of New York conducted its business under the name Royal Tandem Life Insurance Company. The name change was effected under the authority of the New York Insurance Department.


PRINCIPAL UNDERWRITER


Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of ML of New York, performs all sales and distribution functions regarding the Contracts and may be deemed the principal underwriter of ML of New York Variable Annuity Separate Account A and ML of New York Variable Annuity Separate Account B (the "Accounts") under the Investment Company Act of 1940. The offering is continuous. For the years ended December 31, 1998, 1997, and 1996, Merrill Lynch, Pierce, Fenner & Smith Incorporated received $3.3 million, $3.5 million, and $0.8 million, respectively, in commissions in connection with the sale of the Contracts.


FINANCIAL STATEMENTS

The financial statements of ML of New York included in this Statement of Additional Information should be distinguished from the financial statements of the Accounts and should be considered only as bearing upon the ability of ML of New York to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS


ML of New York has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which ML of New York can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, ML of New York has arranged for MLIG to provide administrative services for the Accounts and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by ML of New York, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 1998, 1997, and 1996, ML of New York paid administrative services fees of $4.8 million, $4.3 million, and $4.3 million, respectively.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS

From time to time, ML of New York may quote in advertisements and sales literature the current annualized yield for the Domestic Money Market Subaccount of Account A and the Reserve Assets Subaccount of Account B for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the mortality and expense risk charge; (2) the administration charge in the case of the Domestic Money Market Subaccount; and (3) the annual contract maintenance charge. For purposes of calculating current yields for a Contract, an average per unit contract maintenance charge is used, as described below. Current yield will be calculated according to the following formula:

                    Current Yield = ((NCF - ES/UV) X (365/7)

Where:

NCF                =  the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES                 =  per unit expenses for the hypothetical account for the 7-day period.

UV                 =  the unit value on the first day of the 7-day period.

ML of New York also may quote the effective yield of the Domestic Money Market Subaccount or the Reserve Assets Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


       Effective Yield = (1 + ((NCF - ES)/UV))TO THE POWER OF(365/7) = 1


Where:

NCF                =  the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES                 =  per unit expenses of the hypothetical account for the 7-day period.

UV                 =  the unit value for the first day of the 7-day period.


The effective yield for the Domestic Money Market subaccount for the 7-day period ended December 31, 1998 was 3.41%. The effective yield for the Reserve Assets subaccount for the 7-day period ended December 31, 1998 was 4.02%.


Because of the charges and deductions imposed under the Contract, the yield for the Domestic Money Market Subaccount and the Reserve Assets Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Domestic Money Market Subaccount or the Reserve Assets Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for those subaccounts is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Domestic Money Market Subaccount and Reserve Assets Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, ML of New York may quote in sales literature or advertisements the current annualized yield of one or more of the Account A subaccounts (other than the Domestic Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the mortality and expense risk charge, the administration charge and the annual contract maintenance charge. For purposes of calculating the 30-day or one-month yield, an average contract maintenance charge per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period, as described below. The 30-day or one-month yield is calculated according to the following formula:


          Yield = 2 ((((NY - ES)/(U X UV)) + 1)TO THE POWER OF(6) - 1)


Where:

NI                 =  net investment income of the Fund for the 30-day or one-month period attributable to the subaccount's units.

ES                 =  expenses of the subaccount for the 30-day or one-month period.

U                  =  the average number of units outstanding.

UV                 =  the unit value at the close of the last day in the 30-day or one-month period.


Currently, ML of New York may quote yields on bond subaccounts within Account A. The yield for those subaccounts for the 30-day period ended December 31, 1998 was:



NAME OF SUBACCOUNT                                                                         YIELD
--------------------------------------------------------------------------------------  -----------
Prime Bond                                                                                    4.28%

High Current Income                                                                           8.86%

Global Bond Focus
  (formerly, World Income Focus)                                                              2.36%

Government Bond
  (formerly, Intermediate Government Bond)                                                    3.17%


Because of the charges and deductions imposed under the contracts, the yield for an Account A subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the Account A subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the declining contingent deferred sales charge under the Contract of amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding seven years. A contingent deferred sales charge will not be imposed on the first withdrawal in any Contract year to the extent that it is deemed to consist of gain on premiums paid during the preceding seven contract years and/or premiums not subject to such a charge.

TOTAL RETURNS


From time to time, ML of New York also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. ML of New York will always include quotes of average annual total return for the period measured from the date the subaccount commenced operations until it has been in operation for more than 10 years. In addition, the average annual total returns will be provided for an Account A subaccount or Account B for 1, 5 and 10 years, or for a shorter period, if applicable. For the year ended December 31, 1998, returns were:



                                                                                 SINCE
NAME OF SUBACCOUNT                          1 YR        5 YR        10 YR      INCEPTION
---------------------------------------  -----------  ---------     -----     -----------
Prime Bond.............................        -0.45%      4.46%        N/A          6.16%
High Current Income....................       -10.47%      4.19%        N/A          7.06%
Quality Equity.........................         6.91%     13.32%        N/A         12.19%
Special Value Focus
  (formerly, Equity Growth)............       -13.60%      6.82%        N/A          6.33%
Natural Resources Focus*...............       -21.67%     -2.74%        N/A         -0.03%
Global Strategy Focus..................         0.49%      6.47%        N/A          7.86%
American Balanced*.....................         4.92%      9.03%        N/A          9.38%
Basic Value Focus......................         1.01%     13.37%        N/A         13.91%
Global Bond Focus**
  (formerly, World Income Focus).......         3.99%      4.72%        N/A          5.39%
Global Utility Focus*..................        15.27%     12.92%        N/A         12.99%
International Equity Focus**...........        -0.49%      1.03%        N/A          2.80%
Government Bond
  (formerly, Intermediate Government
  Bond)................................         0.39%       N/A         N/A          5.82%
Developing Capital Markets Focus.......       -34.58%       N/A         N/A         -9.74%
Index 500 Fund.........................        19.42%       N/A         N/A         26.88%
Global Growth Focus Fund...............          N/A        N/A         N/A          0.78%
Capital Focus Fund.....................          N/A        N/A         N/A        -15.72%
Select Ten Trust.......................          N/A        N/A         N/A         -9.07%
AIM V.I. Capital Appreciation..........        10.58%       N/A         N/A         12.34%
AIM V.I. Value.........................        23.49%       N/A         N/A         25.21%
Alliance Premier Growth................        38.83%       N/A         N/A         36.08%
Alliance Quasar Portfolio..............          N/A        N/A         N/A        -31.85%
MFS Emerging Growth....................        25.22%       N/A         N/A         22.47%
MFS Research...........................         14.6%       N/A         N/A         18.03%
Hotchkis and Wiley International VIP
  Portfolio............................          N/A        N/A         N/A        -18.66%


Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.
------------------------

 * The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on December 6, 1996.



** The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on June 5, 1998.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds commenced operations as indicated below:


FUND                                                       COMMENCED OPERATIONS
---------------------------------------------------------  -----------------------------
Domestic Money Market                                      February 21, 1992
Prime Bond                                                 April 29, 1982
High Current Income                                        April 29, 1982
Quality Equity                                             April 29, 1982
Equity Growth                                              April 29, 1982
Natural Resources Focus*                                   June 1, 1988
American Balanced *                                        June 1, 1988
Global Strategy Focus                                      February 21, 1992
Basic Value Focus                                          July 1, 1993
Global Bond Focus**                                        July 1, 1993
  (formerly, World Income Focus)
Global Utility Focus*                                      July 1, 1993
International Equity Focus**                               July 1, 1993
Government Bond                                            May 16, 1994
  (formerly, Intermediate Government Bond)
Developing Capital Markets Focus                           May 16, 1994
Reserve Assets                                             November 23, 1981
Index 500 Fund                                             December 18, 1996
A.I.M. V.I. Capital Appreciation                           May 5, 1993
A.I.M. V.I. Value                                          May 5, 1993
Alliance Premier Growth                                    March 12, 1992
Alliance Quasar Portfolio                                  September 17, 1990
MFS Emerging Growth Series                                 July 24, 1995
MFS Research Series                                        July 26, 1995
Hotchkis and Wiley International VIP Portfolio             June 10, 1998


Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deduction for the mortality and expense risk charge, the administration charge (in the case of Account A subaccounts), and the contract maintenance charge, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the contingent deferred sales charge for any period of less than seven years. For purposes of calculating total return, an average per dollar contract maintenance charge attributable to the hypothetical account for the period is used, as described below. The total return is then calculated according to the following formula:


                     TR = ((ERV/P)TO THE POWER OF(1/N)) - 1


Where:

TR         =          the average annual total return net of subaccount recurring charges (such as the mortality and expense risk charge, administration charge, if applicable, and contract maintenance charge).
ERV        =          the ending redeemable value (net of any applicable contingent deferred sales charge) at the end of the period of the hypothetical account with an initial payment of $1,000.
P          =          a hypothetical initial payment of $1,000.
N          =          the number of years in the period.

------------------------
 * The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on December 6, 1996.


** The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on June 5, 1998.

From time to time, ML of New York also may quote in sales literature or advertisements, total returns that do not reflect the contingent deferred sales charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any contingent deferred sales charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.


For the year ended December 31, 1998 returns not reflecting any contingent deferred sales charge were:



                                                                                            SINCE
NAME OF SUBACCOUNT                                     1 YR        5 YR        10 YR      INCEPTION
-------------------------------------------------  ------------  ---------  -----------  ------------
Prime Bond                                                 6.30%      4.96%        N/A           6.27%
High Current Income                                       -4.48%      4.70%        N/A           7.16%
Quality Equity                                            13.92%     13.69%        N/A          12.27%
Special Value Focus
  (formerly, Equity Growth)                               -7.85%      7.28%        N/A           6.44%
Natural Resources Focus*                                 -16.52%     -2.21%        N/A           0.10%
Global Strategy Focus                                      7.31%      6.93%        N/A           7.95%
American Balanced*                                        11.93%      9.46%        N/A           9.46%
Basic Value Focus                                          7.87%     13.74%        N/A          14.11%
Global Bond Focus**
  (formerly, World Income Focus)                          11.00%      5.21%        N/A           5.67%
Global Utility Focus*                                     22.27%     13.29%        N/A          13.20%
International Equity Focus**                               6.25%      1.59%        N/A           3.12%
Government Bond
  (formerly, Intermediate Government Bond)                 7.20%       N/A         N/A           6.35%
Developing Capital Markets Focus                         -30.40%       N/A         N/A          -9.23%
Index 500 Fund                                            26.43%       N/A         N/A          28.80%
Global Growth Focus Fund                                    N/A        N/A         N/A          13.02%
Capital Focus Fund                                          N/A        N/A         N/A          -5.60%
Select Ten Trust                                            N/A        N/A         N/A           1.90%
AIM V.I. Capital Appreciation                             17.59%       N/A         N/A          14.51%
AIM V.I. Value                                            30.50%       N/A         N/A          27.15%
Alliance Premier Growth                                   45.84%       N/A         N/A          37.87%
Alliance Quasar Portfolio                                   N/A        N/A         N/A         -23.80%
MFS Emerging Growth                                       32.23%       N/A         N/A          24.45%
MFS Research                                              21.61%       N/A         N/A          20.09%
Hotchkis and Wiley International VIP Portfolio              N/A        N/A         N/A          -8.92%


From time to time, ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from the Domestic Money Market Subaccount to one or more designated subaccounts under a dollar cost averaging program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of charges described above except for the contingent deferred sales corrge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in the Domestic Money Market Subaccount at the beginning of that period and monthly transfers of a portion of the contract value from that subaccount to designated subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the Domestic Money Market Subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the contingent deferred sales charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.
------------------------
 * The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on December 6, 1996.


** The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on June 5, 1998.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying statement of net assets of ML of New York Variable Annuity Separate Account A (the
"Account") as of December 31, 1998 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York (the "Company"). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 1998. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1998 and the results of its operations and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplemental schedules included herein are presented for the purpose of additional analysis and are not a required part of the basic financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, are fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.






February 4, 1999

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998
================================================================================

                                                                                                                     Market
                                                                      Cost                   Shares                   Value
                                                            ======================= ======================= =======================
ASSETS:
Investments in Merrill Lynch
 Variable Series Funds, Inc. (Note 1):

Domestic Money Market Fund                                  $           33,650,875              33,650,875  $           33,650,875
Prime Bond Fund                                                         43,753,430               3,673,187              44,996,538
High Current Income Fund                                                34,739,225               3,098,436              31,325,188
Quality Equity Fund                                                     42,673,010               1,388,359              52,924,246
Special Value Focus Fund                                                34,774,182               1,481,213              29,550,205
American Balanced Fund                                                  12,614,386                 901,430              15,089,930
Natural Resources Focus Fund                                             1,066,572                  93,901                 718,345
Global Strategy Focus Fund                                              43,554,565               3,439,561              46,124,510
Global Utility Focus Fund                                                5,151,377                 476,654               8,141,246
International Equity Focus Fund                                         11,163,337                 996,665              10,644,379
Global Bond Focus Fund                                                   4,222,943                 447,376               4,429,022
Basic Value Focus Fund                                                  42,362,660               3,029,042              44,436,047
Government Bond Fund                                                    21,664,932               2,052,127              22,327,137
Developing Capital Markets Focus Fund                                    5,170,890                 563,198               3,621,360
Index 500 Fund                                                          25,993,194               1,975,581              32,061,982
Global Growth Focus Fund                                                 1,233,106                 126,349               1,367,096
Capital Focus Fund                                                       1,056,088                 113,398               1,106,764
                                                            -----------------------                         -----------------------
                                                                       364,844,772                                     382,514,870
                                                            -----------------------                         -----------------------

Investments In Hotchkis & Wiley
 Variable Trust (Note 1):

International VIP Portfolio                                             22,220,943               2,297,008              21,867,517
                                                            -----------------------                         -----------------------
                                                                        22,220,943                                      21,867,517
                                                            -----------------------                         -----------------------

Investments In Defined Asset Funds,
 Equity Investor Fund (Note 1):

1998 ML Select Ten V.I. Trust                                            1,886,079               1,904,528               1,931,267
                                                            -----------------------                         -----------------------
                                                                         1,886,079                                       1,931,267
                                                            -----------------------                         -----------------------

Investments in Alliance
 Variable Products Series Fund, Inc. (Note 1):

Quasar Portfolio                                                           825,293                  72,513                 807,790
Premier Growth Portfolio                                                35,739,648               1,591,110              49,372,147
                                                            -----------------------                         -----------------------
                                                                        36,564,941                                      50,179,937
                                                            -----------------------                         -----------------------

Investments in MFS
 Variable Insurance Trust (Note 1):

MFS Emerging Growth Series                                              16,128,553                 968,473              20,793,124
MFS Research Series                                                     14,450,754                 888,306              16,922,227
                                                            -----------------------                         -----------------------
                                                                        30,579,307                                      37,715,351
                                                            -----------------------                         -----------------------

                                                                                                                       (continued)

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998 (continued)
================================================================================

                                                                                                                     Market
                                                                      Cost                   Shares                   Value
                                                            ======================= ======================= =======================

Investments in AIM
 Variable Insurance Funds, Inc. (Note 1):

AIM V.I. Value Fund                                                     22,756,036               1,011,785              26,559,346
AIM V.I. Capital Appreciation Fund                                       7,665,502                 334,760               8,435,959
                                                            -----------------------                         -----------------------
                                                                        30,421,538                                      34,995,305
                                                            -----------------------                         -----------------------

TOTAL ASSETS                                                $          486,517,580                                     529,204,247
                                                            =======================                         -----------------------

LIABILITIES:
Due to ML Life Insurance Company of New York                                                                               253,502
                                                                                                            -----------------------
TOTAL LIABILITIES                                                                                                          253,502
                                                                                                            -----------------------
NET ASSETS                                                                                                  $           528,950,745
                                                                                                            =======================

See Notes to Financial Statements

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997
================================================================================

                                                                                              1998                    1997
                                                                                    ======================= =======================
Investment Income:
 Reinvested Dividends                                                               $           44,880,050  $           19,823,996
 Mortality and Expense Charges (Note 3)                                                         (6,329,552)             (4,729,318)
                                                                                    ----------------------- -----------------------
  Net Investment Income                                                                         38,550,498              15,094,678
                                                                                    ----------------------- -----------------------

Realized and Unrealized Gains on Investments:
 Net Realized Gains                                                                              2,687,979               6,167,098
 Net Change in Unrealized Gains                                                                  6,025,721              13,593,179
                                                                                    ----------------------- -----------------------
  Net Gain on Investments                                                                        8,713,700              19,760,277
                                                                                    ----------------------- -----------------------

Increase in Net Assets
 Resulting from Operations                                                                      47,264,198              34,854,955
                                                                                    ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                                       97,074,808             100,897,509
 Transfer of Contract Owner Withdrawals                                                        (19,903,885)            (14,728,085)
 Transfers Out - Net                                                                            (2,741,911)             (1,903,053)
 Transfer of Contract Maintenance Charges (Note 3)                                                (130,287)               (107,946)
                                                                                    ----------------------- -----------------------
   Increase in Net Assets
    Resulting from Principal Transactions                                                       74,298,725              84,158,425
                                                                                    ----------------------- -----------------------

Increase in Net Assets                                                                         121,562,923             119,013,380
Net Assets Beginning Balance                                                                   407,387,822             288,374,442
                                                                                    ----------------------- -----------------------
Net Assets Ending Balance                                                           $          528,950,745  $          407,387,822
                                                                                    ======================= =======================




See Notes to Financial Statements

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   ML of New York Variable Annuity Separate Account A ("Separate Account A"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with
   respect    to   certain   variable   annuity    contracts
   ("Contracts"). Separate Account A is governed by New York State Insurance Law. ML of New York is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940 and consists of twenty-five investment divisions. The investment divisions are as follows:

      Merrill Lynch Variable Series Funds, Inc.: Seventeen of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). The investment advisor to the funds of the Merrill Variable Funds is Merrill Lynch Asset Management, L.P.("MLAM"), an indirect subsidiary of Merrill Lynch & Co. Effective following the close of business on June 5, 1998, the International Equity Focus Fund and Global Bond Focus Fund were closed to allocations of premiums and contract value. Three other investment divisions; Natural Resources Focus Fund, American Balanced Fund and Global Utility Focus Fund have been closed to allocations of premiums and contract value since 1996.

      Hotchkis & Wiley Variable Trust: One of the investment divisions invests in the securities of a single mutual fund portfolio of the Hotchkis & Wiley Variable Trust ("H&W Trust"). The investment advisor to the fund of the H&W Trust is Hotchkis & Wiley, a division of Merrill Lynch Capital Management Group of MLAM.

      Defined Asset Funds, Equity Investor Fund: One of the investment divisions invests in the securities of a single unit investment trust of the Equity Investor Fund. Equity Investor Fund is sponsored by Merrill Lynch, Pierce, Fenner & Smith, Incorporated, a wholly-owned subsidiary of Merrill Lynch & Co.

      Alliance Variable Products Series Fund, Inc.: Two investment divisions each invest in the securities of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. ("Alliance Variable Fund"). The investment advisor to the funds of the Alliance Variable Fund is Alliance Capital Management, L.P.

      MFS Variable Insurance Trust: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS Variable Trust"). The investment advisor to the funds of the MFS Variable Trust is
      Massachusetts      Financial     Services     Company.

      AIM Variable Insurance Funds, Inc.: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the AIM Variable Insurance Funds, Inc. ("AIM Variable Funds"). The
      investment advisor to the funds of the AIM Variable Funds is AIM Advisors, Inc.

   The assets of Separate Account A are registered in the name of ML of New York. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The  change in net assets accumulated in Separate Account
   A provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under New York State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset value of the shares held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   Investment transactions are recorded on the trade date.

   The operations of Separate Account A are included in the Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3.  CHARGES AND FEES

   ML of New York assumes mortality and expense risks related to Contracts investing in Separate Account A and deducts daily charges at a rate of 1.25% (on an annual basis) of the net assets of Separate Account A to cover these risks.

   An administration charge of .10% annually is deducted daily from the net asset value of Separate Account A. This charge is made to reimburse ML of New York for costs associated with the establishment and administration of Separate Account A.

   ML of New York deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. This charge is waived on all Contracts with a Contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

   Contract owners may make up to six transfers among the Separate Account A divisions per contract year without charge. Certain transfers from the Equity Investor Fund do not count towards the six transfers. Additional transfers may be permitted at a charge of $25 per transfer.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                                              Divisions Investing In
                                                                             =======================================================
                                                                                       Domestic
                                                             Total                       Money                       Prime
                                                           Separate                     Market                       Bond
                                                            Account                      Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               44,880,050  $                1,497,439  $                2,711,273
 Mortality and Expense Charges                                   (6,329,552)                   (399,394)                   (574,804)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   38,550,498                   1,098,045                   2,136,469
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                      2,687,979                           0                    (213,502)
 Net Change In Unrealized Gains (Losses)                          6,025,721                           0                     716,500
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                  8,713,700                           0                     502,998
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       47,264,198                   1,098,045                   2,639,467
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                        97,074,808                  90,172,681                     328,368
 Transfer of Contract Owner Withdrawals                         (19,903,885)                 (1,128,980)                 (2,718,345)
 Transfers In (Out) - Net                                        (2,741,911)                (85,073,226)                  4,870,790
 Transfer of Contract Maintenance Charges                          (130,287)                     (5,129)                    (11,117)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         74,298,725                   3,965,346                   2,469,696
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               121,562,923                   5,063,391                   5,109,163
Net Assets Beginning Balance                                    407,387,822                  28,571,274                  39,865,760
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              528,950,745  $               33,634,665  $               44,974,923
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                                                      2,714,662.2                 2,943,385.0
                                                                             =========================== ===========================
Accumulation Unit Value at December 31, 1998                                 $                    12.39  $                    15.28
                                                                             =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                              Divisions Investing In
                                                 ===================================================================================
                                                             High                                                   Special
                                                            Current                     Quality                      Value
                                                            Income                      Equity                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                3,220,838  $                7,271,957  $                6,953,329
 Mortality and Expense Charges                                     (441,055)                   (694,958)                   (419,355)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    2,779,783                   6,576,999                   6,533,974
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                       (637,087)                  1,809,709                     159,298
 Net Change In Unrealized Gains (Losses)                         (3,767,853)                 (1,468,227)                 (8,979,417)
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                 (4,404,940)                    341,482                  (8,820,119)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       (1,625,157)                  6,918,481                  (2,286,145)
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           510,831                     415,437                     397,820
 Transfer of Contract Owner Withdrawals                          (1,368,987)                 (2,575,192)                 (1,159,909)
 Transfers In (Out) - Net                                         3,425,551                  (2,988,996)                  2,624,849
 Transfer of Contract Maintenance Charges                            (8,456)                    (15,290)                    (10,172)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                          2,558,939                  (5,164,041)                  1,852,588
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                   933,782                   1,754,440                    (433,557)
Net Assets Beginning Balance                                     30,376,355                  51,144,547                  29,969,654
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               31,310,137  $               52,898,987  $               29,536,097
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                          1,935,113.5                 2,374,281.3                 1,911,721.5
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                    16.18  $                    22.28  $                    15.45
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                              Divisions Investing In
                                                 ===================================================================================
                                                                                        Natural                     Global
                                                           American                    Resources                   Strategy
                                                           Balanced                      Focus                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                1,740,216  $                  213,456  $                8,290,880
 Mortality and Expense Charges                                     (202,187)                    (13,390)                   (652,992)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    1,538,029                     200,066                   7,637,888
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                        289,567                    (146,792)                    105,416
 Net Change In Unrealized Gains (Losses)                            (95,892)                   (216,716)                 (4,324,379)
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                    193,675                    (363,508)                 (4,218,963)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        1,731,704                    (163,442)                  3,418,925
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                 0                           0                     220,343
 Transfer of Contract Owner Withdrawals                            (699,889)                    (71,390)                 (2,851,994)
 Transfers In (Out) - Net                                        (1,579,197)                   (449,075)                 (5,336,133)
 Transfer of Contract Maintenance Charges                            (4,825)                       (430)                    (18,650)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         (2,283,911)                   (520,895)                 (7,986,434)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                  (552,207)                   (684,337)                 (4,567,509)
Net Assets Beginning Balance                                     15,634,916                   1,402,337                  50,669,947
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               15,082,709  $                  718,000  $               46,102,438
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                            805,270.1                    70,808.7                 2,708,721.4
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                    18.73  $                    10.14  $                    17.02
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                            Global                   International                  Global
                                                            Utility                     Equity                       Bond
                                                             Focus                       Focus                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                  568,715  $                2,178,749  $                  266,877
 Mortality and Expense Charges                                     (104,208)                   (254,404)                    (61,364)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                      464,507                   1,924,345                     205,513
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                        413,976                    (911,762)                    (30,323)
 Net Change In Unrealized Gains (Losses)                            684,665                     993,764                     300,269
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                  1,098,641                      82,002                     269,946
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        1,563,148                   2,006,347                     475,459
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                 0                     219,304                      36,400
 Transfer of Contract Owner Withdrawals                            (525,821)                   (940,810)                   (303,400)
 Transfers In (Out) - Net                                          (635,109)                (16,704,845)                   (744,029)
 Transfer of Contract Maintenance Charges                            (2,200)                     (6,649)                     (1,675)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         (1,163,130)                (17,433,000)                 (1,012,704)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                   400,018                 (15,426,653)                   (537,245)
Net Assets Beginning Balance                                      7,737,336                  26,065,940                   4,964,134
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $                8,137,354  $               10,639,287  $                4,426,889
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                            408,706.9                   893,307.1                   324,790.1
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                    19.91  $                    11.91  $                    13.63
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                             Basic                                                Developing
                                                             Value                    Government                Capital Markets
                                                             Focus                       Bond                        Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                5,989,857  $                  885,840  $                  102,086
 Mortality and Expense Charges                                     (592,549)                   (210,898)                    (89,956)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    5,397,308                     674,942                      12,130
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                      1,307,153                      21,921                  (1,984,770)
 Net Change In Unrealized Gains (Losses)                         (3,899,825)                    376,997                    (748,648)
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                 (2,592,672)                    398,918                  (2,733,418)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        2,804,636                   1,073,860                  (2,721,288)
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           976,498                     133,863                      49,574
 Transfer of Contract Owner Withdrawals                          (1,697,647)                   (443,784)                   (256,648)
 Transfers In (Out) - Net                                         4,906,706                  10,338,448                  (1,668,298)
 Transfer of Contract Maintenance Charges                           (13,967)                     (3,354)                     (1,979)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                          4,171,590                  10,025,173                  (1,877,351)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                 6,976,226                  11,099,033                  (4,598,639)
Net Assets Beginning Balance                                     37,438,471                  11,217,213                   8,218,270
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               44,414,697  $               22,316,246  $                3,619,631
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                          2,134,295.9                 1,670,377.7                   563,805.5
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                    20.81  $                    13.36  $                     6.42
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                                                        Global
                                                             Index                      Growth                      Capital
                                                             500                         Focus                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                1,044,538  $                        0  $                        0
 Mortality and Expense Charges                                     (350,886)                     (5,308)                     (3,930)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                      693,652                      (5,308)                     (3,930)
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                      1,108,492                      (1,580)                     (3,032)
 Net Change In Unrealized Gains (Losses)                          3,963,311                     133,989                      50,676
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                  5,071,803                     132,409                      47,644
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        5,765,455                     127,101                      43,714
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           761,712                      17,675                      16,218
 Transfer of Contract Owner Withdrawals                            (695,098)                       (391)                    (18,482)
 Transfers In (Out) - Net                                         9,694,889                   1,222,092                   1,064,830
 Transfer of Contract Maintenance Charges                            (5,343)                        (35)                        (47)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                          9,756,160                   1,239,341                   1,062,519
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                15,521,615                   1,366,442                   1,106,233
Net Assets Beginning Balance                                     16,525,021                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               32,046,636  $                1,366,442  $                1,106,233
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                          1,908,674.0                   127,229.2                   114,280.3
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                    16.79  $                    10.74  $                     9.68
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                              Divisions Investing In
                                                 ===================================================================================

                                                         International                  1998 ML
                                                              VIP                     Select Ten                    Quasar
                                                           Portfolio                  V.I. Trust                   Portfolio
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                   88,965  $                   11,454  $                    4,730
 Mortality and Expense Charges                                     (141,560)                     (8,050)                     (3,058)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                      (52,595)                      3,404                       1,672
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                        (69,682)                       (179)                    (11,769)
 Net Change In Unrealized Gains (Losses)                           (353,425)                     45,189                     (17,503)
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                   (423,107)                     45,010                     (29,272)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                         (475,702)                     48,414                     (27,600)
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                            21,540                     110,797                      13,850
 Transfer of Contract Owner Withdrawals                            (297,160)                       (638)                     (7,094)
 Transfers In (Out) - Net                                        22,610,549                   1,771,805                     828,288
 Transfer of Contract Maintenance Charges                            (2,171)                        (37)                        (38)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         22,332,758                   1,881,927                     835,006
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                21,857,056                   1,930,341                     807,406
Net Assets Beginning Balance                                              0                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               21,857,056  $                1,930,341  $                  807,406
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                          2,303,167.1                   190,745.2                    94,213.1
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                     9.49  $                    10.12  $                     8.57
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                              Divisions Investing In
                                                 ===================================================================================
                                                                                          MFS
                                                            Premier                    Emerging                       MFS
                                                            Growth                      Growth                     Research
                                                           Portfolio                    Series                      Series
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                   30,324  $                  115,462  $                  256,314
 Mortality and Expense Charges                                     (428,132)                   (195,235)                   (171,803)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                     (397,808)                    (79,773)                     84,511
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                        398,722                     154,517                     479,127
 Net Change In Unrealized Gains (Losses)                         12,276,747                   4,193,375                   2,010,778
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                 12,675,469                   4,347,892                   2,489,905
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       12,277,661                   4,268,119                   2,574,416
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           736,818                     487,662                     490,100
 Transfer of Contract Owner Withdrawals                            (783,743)                   (348,319)                   (264,981)
 Transfers In (Out) - Net                                        20,305,587                   9,279,946                   7,071,255
 Transfer of Contract Maintenance Charges                            (7,186)                     (3,428)                     (3,362)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         20,251,476                   9,415,861                   7,293,012
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                32,529,137                  13,683,980                   9,867,428
Net Assets Beginning Balance                                     16,819,459                   7,099,242                   7,046,718
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               49,348,596  $               20,783,222  $               16,914,146
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                          2,559,574.5                 1,327,153.4                 1,161,685.9
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                    19.28  $                    15.66  $                    14.56
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                    Divisions Investing In
                                                 =======================================================
                                                                                       AIM V.I.
                                                           AIM V.I.                     Capital
                                                             Value                   Appreciation
                                                             Fund                        Fund
                                                 =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                1,211,631  $                  225,120
 Mortality and Expense Charges                                     (224,703)                    (85,373)
                                                 --------------------------- ---------------------------
  Net Investment Income (Loss)                                      986,928                     139,747
                                                 --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                        182,903                     267,656
 Net Change In Unrealized Gains (Losses)                          3,635,052                     516,294
                                                 --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                  3,817,955                     783,950
                                                 --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        4,804,883                     923,697
                                                 --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           697,010                     260,307
 Transfer of Contract Owner Withdrawals                            (567,674)                   (177,509)
 Transfers In (Out) - Net                                        12,917,014                    (495,602)
 Transfer of Contract Maintenance Charges                            (3,396)                     (1,351)
                                                 --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         13,042,954                    (414,155)
                                                 --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                17,847,837                     509,542
Net Assets Beginning Balance                                      8,698,822                   7,922,406
                                                 --------------------------- ---------------------------
Net Assets Ending Balance                        $               26,546,659  $                8,431,948
                                                 =========================== ===========================

Units Outstanding at December 31, 1998                          1,623,648.9                   637,817.5
                                                 =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                    16.35  $                    13.22
                                                 =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                                               Divisions Investing In
                                                                             =======================================================
                                                                                       Domestic
                                                             Total                       Money                       Prime
                                                           Separate                     Market                       Bond
                                                            Account                      Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               19,823,996  $                1,289,520  $                2,573,009
 Mortality and Expense Charges                                   (4,729,318)                   (340,808)                   (526,595)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   15,094,678                     948,712                   2,046,414
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                      6,167,098                           0                    (843,730)
 Net Change In Unrealized Gains (Losses)                         13,593,179                           0                   1,472,775
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                 19,760,277                           0                     629,045
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       34,854,955                     948,712                   2,675,459
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                       100,897,509                  92,525,230                     534,726
 Transfer of Contract Owner Withdrawals                         (14,728,085)                 (1,022,456)                 (1,831,891)
 Transfers In (Out) - Net                                        (1,903,053)                (83,169,568)                   (814,376)
 Transfer of Contract Maintenance Charges                          (107,946)                     (4,690)                    (11,761)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         84,158,425                   8,328,516                  (2,123,302)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               119,013,380                   9,277,228                     552,157
Net Assets Beginning Balance                                    288,374,442                  19,294,046                  39,313,603
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              407,387,822  $               28,571,274  $               39,865,760
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                                                      2,392,904.0                 2,776,167.1
                                                                             =========================== ===========================
Accumulation Unit Value at December 31, 1997                                 $                    11.94  $                    14.36
                                                                             =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                             High                                                   Special
                                                            Current                     Quality                      Value
                                                            Income                      Equity                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                2,309,221  $                2,398,409  $                1,330,574
 Mortality and Expense Charges                                     (342,867)                   (642,638)                   (369,227)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    1,966,354                   1,755,771                     961,347
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                        (71,138)                  1,710,486                   1,122,704
 Net Change In Unrealized Gains (Losses)                            358,380                   5,703,018                     434,251
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                    287,242                   7,413,504                   1,556,955
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        2,253,596                   9,169,275                   2,518,302
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         1,118,397                   1,052,777                     368,601
 Transfer of Contract Owner Withdrawals                          (1,108,863)                 (2,184,323)                   (985,698)
 Transfers In (Out) - Net                                         7,387,844                  (1,682,406)                  2,478,993
 Transfer of Contract Maintenance Charges                            (7,337)                    (16,266)                     (9,758)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                          7,390,041                  (2,830,218)                  1,852,138
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                 9,643,637                   6,339,057                   4,370,440
Net Assets Beginning Balance                                     20,732,718                  44,805,490                  25,599,214
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               30,376,355  $               51,144,547  $               29,969,654
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                          1,794,232.4                 2,617,428.2                 1,789,233.1
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    16.93  $                    19.54  $                    16.75
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                                                        Natural                     Global
                                                           American                    Resources                   Strategy
                                                           Balanced                      Focus                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                1,977,020  $                  144,142  $                2,569,175
 Mortality and Expense Charges                                     (218,517)                    (25,092)                   (699,824)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    1,758,503                     119,050                   1,869,351
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                        302,250                      61,968                   1,080,156
 Net Change In Unrealized Gains (Losses)                            251,324                    (396,055)                  2,073,480
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                    553,574                    (334,087)                  3,153,636
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        2,312,077                    (215,037)                  5,022,987
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                 0                           0                     930,225
 Transfer of Contract Owner Withdrawals                            (533,003)                   (101,426)                 (2,432,059)
 Transfers In (Out) - Net                                        (3,446,357)                   (315,734)                 (2,139,579)
 Transfer of Contract Maintenance Charges                            (5,829)                       (712)                    (20,587)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         (3,985,189)                   (417,872)                 (3,662,000)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                (1,673,112)                   (632,909)                  1,360,987
Net Assets Beginning Balance                                     17,308,028                   2,035,246                  49,308,960
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               15,634,916  $                1,402,337  $               50,669,947
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                            935,102.6                   115,513.8                 3,196,842.1
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    16.72  $                    12.14  $                    15.85
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                            Global                   International                  Global
                                                            Utility                     Equity                       Bond
                                                             Focus                       Focus                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                  255,641  $                  494,406  $                  327,948
 Mortality and Expense Charges                                     (101,216)                   (313,946)                    (67,311)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                      154,425                     180,460                     260,637
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                        437,714                      21,501                    (185,732)
 Net Change In Unrealized Gains (Losses)                          1,012,728                  (2,233,592)                    (68,589)
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                  1,450,442                  (2,212,091)                   (254,321)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        1,604,867                  (2,031,631)                      6,316
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                 0                     490,188                      97,579
 Transfer of Contract Owner Withdrawals                            (225,066)                   (961,611)                   (262,356)
 Transfers In (Out) - Net                                        (2,112,968)                 10,301,573                    (480,361)
 Transfer of Contract Maintenance Charges                            (2,484)                     (7,684)                     (1,752)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         (2,340,518)                  9,822,466                    (646,890)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                  (735,651)                  7,790,835                    (640,574)
Net Assets Beginning Balance                                      8,472,987                  18,275,105                   5,604,708
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $                7,737,336  $               26,065,940  $                4,964,134
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                            475,558.5                 2,327,316.1                   404,574.9
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    16.27  $                    11.20  $                    12.27
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                              Divisions Investing In
                                                 ===================================================================================
                                                             Basic                                                Developing
                                                             Value                    Government                Capital Markets
                                                             Focus                       Bond                        Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                3,142,695  $                  513,895  $                   77,082
 Mortality and Expense Charges                                     (430,256)                   (106,786)                    (87,234)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    2,712,439                     407,109                     (10,152)
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                      1,473,426                      28,055                      89,268
 Net Change In Unrealized Gains (Losses)                            883,128                     229,149                    (947,132)
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                  2,356,554                     257,204                    (857,864)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        5,068,993                     664,313                    (868,016)
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           931,327                      28,066                     112,851
 Transfer of Contract Owner Withdrawals                          (1,454,906)                   (165,492)                   (394,234)
 Transfers In (Out) - Net                                         4,303,155                   6,034,373                   5,256,705
 Transfer of Contract Maintenance Charges                           (10,873)                     (1,683)                     (1,782)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                          3,768,703                   5,895,264                   4,973,540
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                 8,837,696                   6,559,577                   4,105,524
Net Assets Beginning Balance                                     28,600,775                   4,657,636                   4,112,746
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               37,438,471  $               11,217,213  $                8,218,270
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                          1,942,837.1                   900,981.0                   892,320.3
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    19.27  $                    12.45  $                     9.21
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                              Divisions Investing In
                                                 ===================================================================================
                                                                                                                      MFS
                                                             Index                      Premier                    Emerging
                                                             500                        Growth                      Growth
                                                             Fund                      Portfolio                    Series
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                      258  $                    8,100  $                      203
 Mortality and Expense Charges                                     (137,941)                   (106,345)                    (44,429)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                     (137,683)                    (98,245)                    (44,226)
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                        359,815                     151,438                      43,411
 Net Change In Unrealized Gains (Losses)                          2,106,223                   1,355,752                     475,223
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                  2,466,038                   1,507,190                     518,634
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        2,328,355                   1,408,945                     474,408
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           609,447                     617,554                     465,471
 Transfer of Contract Owner Withdrawals                            (147,803)                   (205,625)                    (78,950)
 Transfers In (Out) - Net                                        13,630,951                  14,999,924                   6,091,193
 Transfer of Contract Maintenance Charges                            (1,639)                     (1,339)                       (350)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         14,090,956                  15,410,514                   6,477,364
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                16,419,311                  16,819,459                   6,951,772
Net Assets Beginning Balance                                        105,710                           0                     147,470
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               16,525,021  $               16,819,459  $                7,099,242
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                          1,245,291.7                 1,273,236.9                   600,105.0
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    13.27  $                    13.21  $                    11.83
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                              Divisions Investing In
                                                 ===================================================================================
                                                                                                                   AIM V.I.
                                                              MFS                      AIM V.I.                     Capital
                                                           Research                      Value                   Appreciation
                                                            Series                       Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                        0  $                  308,656  $                  104,042
 Mortality and Expense Charges                                      (54,593)                    (50,595)                    (63,098)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                      (54,593)                    258,061                      40,944
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                        296,427                      85,546                       3,533
 Net Change In Unrealized Gains (Losses)                            460,695                     168,258                     254,163
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                    757,122                     253,804                     257,696
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                          702,529                     511,865                     298,640
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           295,874                     424,766                     294,430
 Transfer of Contract Owner Withdrawals                            (366,386)                   (233,173)                    (32,764)
 Transfers In (Out) - Net                                         6,415,168                   7,995,616                   7,362,801
 Transfer of Contract Maintenance Charges                              (467)                       (252)                       (701)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                          6,344,189                   8,186,957                   7,623,766
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                 7,046,718                   8,698,822                   7,922,406
Net Assets Beginning Balance                                              0                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $                7,046,718  $                8,698,822  $                7,922,406
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                            589,190.5                   694,794.1                   705,468.0
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    11.96  $                    12.52  $                    11.23
                                                 =========================== =========================== ===========================

\

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying statement of net assets of ML of New York Variable Annuity Separate Account B (the "Account") as of December 31, 1998 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York (the "Company"). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 1998. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1998 and the results of its operations and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.





February 4, 1999

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998
================================================================================

                                                                                                                      Market
                                                                       Cost                   Shares                   Value
                                                             ======================= ======================= =======================
ASSETS:
Investments in Merrill Lynch
  Variable Series Funds, Inc. (Note 1):

Reserve Assets Fund                                          $            1,223,158               1,223,158  $            1,223,158







                                                             -----------------------                         -----------------------
TOTAL ASSETS                                                 $            1,223,158                                       1,223,158
                                                             =======================                         -----------------------









LIABILITIES:
Due to ML Life Insurance Company of New York                                                                                    289
                                                                                                             -----------------------
TOTAL LIABILITIES                                                                                                               289
                                                                                                             -----------------------
NET ASSETS                                                                                                   $            1,222,869
                                                                                                             =======================


See Notes to Financial Statements

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997
================================================================================

                                                                                               1998                    1997
                                                                                     ======================= =======================
Investment Income:
 Reinvested Dividends                                                                $               61,838  $               51,804
 Mortality and Expense Charges (Note 3)                                                              (8,083)                 (6,677)
                                                                                     ----------------------- -----------------------
  Net Investment Income                                                                              53,755                  45,127
                                                                                     ----------------------- -----------------------

Increase in Net Assets
 Resulting from Operations                                                                           53,755                  45,127
                                                                                     ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                                            90,383                  75,662
 Transfer of Contract Owner Withdrawals                                                          (2,852,928)             (2,265,531)
 Transfers In - Net                                                                               2,917,556               1,966,884
 Transfer of Contract Maintenance Charges (Note 3)                                                     (271)                   (341)
                                                                                     ----------------------- -----------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                                                            154,740                (223,326)
                                                                                     ----------------------- -----------------------

Increase (Decrease) in Net Assets                                                                   208,495                (178,199)
Net Assets Beginning Balance                                                                      1,014,374               1,192,573
                                                                                     ----------------------- -----------------------
Net Assets Ending Balance                                                            $            1,222,869  $            1,014,374
                                                                                     ======================= =======================



                                                                                               1998                    1997
Reserve Assets Fund:                                                                 ======================= =======================

Units Outstanding at December 31,                                                                  95,017.0                82,335.6
                                                                                     ======================= =======================

Accumulation Unit Value at December 31,                                              $                12.87  $                12.32
                                                                                     ======================= =======================





See Notes to Financial Statements

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   ML of New York Variable Annuity Separate Account B ("Separate Account B"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account B is governed by New York State Insurance Law. ML of New York is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account B is registered as a unit investment trust under the
   Investment Company Act of 1940 and consists of one investment division. The investment division invests in the securities of the Reserve Assets Fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). The investment advisor to the Reserve Assets Fund portfolio is Merrill Lynch Asset Management, L.P. ("MLAM"), an indirect subsidiary of Merrill Lynch & Co.

   The assets of Separate Account B are registered in the name of ML of New York. Separate Account B's assets are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The  change in net assets accumulated in Separate Account
   B provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The  net  assets may not be less than the amount required
   under  New York State Insurance Law to provide for  death
   benefits   (without regard to the minimum  death  benefit
   guarantee) and other Contract benefits.

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

   Investments in the division are included in the statement of net assets at the net asset value of the shares held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Investment transactions are recorded on the trade date.

   The operations of Separate Account B are included in the Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account B for any Federal income tax attributable to Separate Account B. No charge is currently being made against Separate Account B for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to Separate Account B if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account B may also be made.

3. CHARGES AND FEES

   ML of New York assumes mortality and expense risks related to Contracts investing in Separate Account B and deducts a daily charge at a rate of .65% (on an annual basis) of the net assets of Separate Account B to cover these risks.

   ML of New York deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. This charge is waived on all Contracts with a Contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

INDEPENDENT AUDITORS' REPORT



The Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying balance sheets of ML Life Insurance Company of New York (the "Company"), a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1998 and 1997, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.








February 22, 1999

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1998 AND 1997
(Dollars in Thousands)

ASSETS                                                                    1998                  1997
--------                                                             -------------         -------------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 1998 - $197,588; 1997 - $250,695)                $    200,681          $    255,958
 Equity securities, at estimated fair value
   (cost: 1998 - $14,684; 1997 - $5,830)                                   13,718                 5,029
 Policy loans on insurance contracts                                       88,083                88,163
                                                                     -------------         -------------
   Total Investments                                                      302,482               349,150



CASH AND CASH EQUIVALENTS                                                  18,707                10,063
ACCRUED INVESTMENT INCOME                                                   4,968                 5,416
DEFERRED POLICY ACQUISITION COSTS                                          29,742                30,406
REINSURANCE RECEIVABLES                                                       652                   429
OTHER ASSETS                                                                4,261                 3,405
SEPARATE ACCOUNTS ASSETS                                                  887,170               739,712
                                                                     -------------         -------------
TOTAL ASSETS                                                         $  1,247,982          $  1,138,581
                                                                     =============         =============







See notes to financial statements.

LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------
                                                                         1998                   1997
                                                                     -------------         -------------
LIABILITIES:
 POLICY LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                   $    269,246          $    307,333
   Claims and claims settlement expenses                                    2,986                 2,007
                                                                     -------------         -------------
          Total policy liabilities and accruals                           272,232               309,340

 OTHER POLICYHOLDER FUNDS                                                   1,783                 1,941
 FEDERAL INCOME TAXES - DEFERRED                                              119                 1,905
 FEDERAL INCOME TAXES - CURRENT                                             1,347                 2,255
 AFFILIATED PAYABLES - NET                                                  1,253                 3,492
 OTHER LIABILITIES                                                          2,124                 2,155
 SEPARATE ACCOUNTS LIABILITIES                                            887,170               739,712
                                                                     -------------         -------------
          Total Liabilities                                             1,166,028             1,060,800
                                                                     -------------         -------------
STOCKHOLDER'S EQUITY:
 Common stock, $10 par value - 220,000 shares
   authorized, issued and outstanding                                       2,200                 2,200
 Additional paid-in capital                                                66,259                66,259
 Retained earnings                                                         14,462                 9,692
 Accumulated other comprehensive loss                                        (967)                 (370)
                                                                     -------------         -------------
          Total Stockholder's Equity                                       81,954                77,781
                                                                     -------------         -------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                           $  1,247,982          $  1,138,581
                                                                     =============         =============

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)


                                                                         1998                  1997                  1996
                                                                     -------------         -------------         -------------
REVENUES:
 Investment revenue:
   Net investment income                                             $     21,549          $     25,465          $     27,520
   Net realized investment gains (losses)                                  (1,998)                1,947                 2,169
 Policy charge revenue                                                     15,484                13,064                11,959
                                                                     -------------         -------------         -------------
        Total Revenues                                                     35,035                40,476                41,648
                                                                     -------------         -------------         -------------
BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                      13,832                14,532                16,586
 Market value adjustment expense                                              567                   232                   301
 Policy benefits (net of reinsurance recoveries: 1998 - $1,191
   1997 - $690; 1996 - $1,584)                                              1,630                   781                 1,311
 Reinsurance premium ceded                                                  1,705                 1,584                 1,262
 Amortization of deferred policy acquisition costs                          5,759                 4,119                 3,784
 Insurance expenses and taxes                                               4,900                 4,563                 4,595
                                                                     -------------         -------------         -------------
        Total Benefits and Expenses                                        28,393                25,811                27,839
                                                                     -------------         -------------         -------------

        Earnings Before Federal Income Tax Provision                        6,642                14,665                13,809

FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                    3,337                 2,905                   102
 Deferred                                                                  (1,465)                2,068                 4,488
                                                                     -------------         -------------         -------------
        Total Federal Income Tax Provision                                  1,872                 4,973                 4,590
                                                                     -------------         -------------         -------------
NET EARNINGS                                                         $      4,770          $      9,692          $      9,219
                                                                     =============         =============         =============







See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)


                                                                          1998                 1997                 1996
                                                                     -------------         ------------         -------------
NET EARNINGS                                                         $      4,770          $     9,692          $      9,219
                                                                     -------------         ------------         -------------
OTHER COMPREHENSIVE LOSS, NET OF TAX:

 Net unrealized gains (losses) on investment securities:
   Net unrealized holding losses arising during the period                 (4,329)                (413)               (4,206)
   Reclassification adjustment for (gains) losses included
     in net earnings                                                        1,994               (1,771)               (1,858)
                                                                     -------------         ------------         -------------
    Net unrealized losses on investment securities                         (2,335)              (2,184)               (6,064)

    Adjustments for:
              Policyholder liabilities                                      1,417                  (70)                5,380

 Income tax benefit related to items of
   other comprehensive loss                                                   321                  789                   240
                                                                     -------------         ------------         -------------
 Other comprehensive loss, net of tax                                        (597)              (1,465)                 (444)
                                                                     -------------         ------------         -------------
COMPREHENSIVE INCOME                                                 $      4,173          $     8,227          $      8,775
                                                                     =============         ============         =============







See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)

                                                                                                    Accumulated
                                                                 Additional                            other             Total
                                                 Common           paid-in          Retained        comprehensive      Stockholder's
                                                 stock            Capital          earnings        income (loss)         equity
                                              -----------       -----------       -----------      -------------      -------------
BALANCE, JANUARY 1, 1996                      $    2,200        $   83,006        $   24,034       $     1,539        $   110,779

 Dividend to Parent                                                (10,966)          (24,034)                             (35,000)
 Net earnings                                                                          9,219                                9,219
 Other comprehensive loss, net of tax                                                                     (444)              (444)
                                              -----------       -----------      ------------      ------------       ------------
BALANCE, DECEMBER 31, 1996                         2,200            72,040             9,219             1,095             84,554

 Dividend to Parent                                                 (5,781)           (9,219)                             (15,000)
 Net earnings                                                                          9,692                                9,692
 Other comprehensive loss, net of tax                                                                   (1,465)            (1,465)
                                              -----------      ------------      ------------      ------------       ------------
BALANCE, DECEMBER 31, 1997                         2,200            66,259             9,692              (370)            77,781

 Net earnings                                                                          4,770                                4,770
 Other comprehensive loss, net of tax                                                                     (597)              (597)
                                              -----------      ------------      ------------      ------------       ------------
BALANCE, DECEMBER 31, 1998                    $    2,200       $    66,259       $    14,462       $      (967)       $    81,954
                                              ===========      ============      ============      ============       ============







See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)


                                                                         1998                 1997                 1996
                                                                     ------------         ------------         ------------
OPERATING ACTIVITIES:
  Net earnings                                                       $     4,770          $     9,692          $     9,219
   Adjustments to reconcile net earnings to net cash and
    cash equivalents provided (used) by operating activities:
   Amortization of deferred policy acquisition costs                       5,759                4,119                3,784
   Capitalization of policy acquisition costs                             (5,095)              (5,253)              (2,134)
   Amortization (accretion) of investments                                  (262)                (239)                   1
   Net realized investment (gains) losses                                  1,998               (1,947)              (2,169)
   Interest credited to policyholders' account balances                   13,832               14,532               16,586
   Provision (benefit) for deferred Federal income tax                    (1,465)               2,068                4,488
   Changes in operating assets and liabilities:
     Accrued investment income                                               448                  536                  651
     Claims and claims settlement expenses                                   979                 (565)                (329)
     Federal income taxes - current                                         (908)                 156                1,914
     Other policyholder funds                                               (158)                 781                  421
     Affiliated payables - net                                            (2,239)              (1,534)                 964
   Policy loans on insurance contracts                                        80               (2,615)              (3,475)
   Other, net                                                             (1,110)               2,306               (3,951)
                                                                     ------------         ------------         ------------
   Net cash and cash equivalents provided by operating activites          16,629               22,037               25,970
                                                                     ------------         ------------         ------------
INVESTING ACTIVITIES:
   Sales of available-for-sale securities                                102,967               88,882              155,645
   Maturities of available-for-sale securities                            59,161               51,060               34,455
   Purchases of available-for-sale securities                           (119,611)            (120,965)            (162,828)
   Mortgage loans principal payments received                                  -                2,057                1,975
                                                                     ------------         ------------         ------------
   Net cash and cash equivalents provided by investing activities         42,517               21,034               29,247
                                                                     ------------         ------------         ------------







See notes to financial statements.
(Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Continued) (Dollars In Thousands)

                                                                         1998                  1997                  1996
                                                                     -------------         -------------         -------------
FINANCING ACTIVITIES:
   Dividends paid to parent                                          $          -          $    (15,000)         $    (35,000)
   Policyholders' account balances:
    Deposits                                                               94,226               106,983                32,158
    Withdrawals (including transfers to/from Separate Accounts)          (144,728)             (132,819)              (61,934)
                                                                     -------------         -------------         -------------
    Net cash and cash equivalents used by financing activites             (50,502)              (40,836)              (64,776)
                                                                     -------------         -------------         -------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                        8,644                 2,235                (9,559)

CASH AND CASH EQUIVALENTS:
 Beginning of year                                                         10,063                 7,828                17,387
                                                                     -------------         -------------         -------------
 End of year                                                         $     18,707          $     10,063          $      7,828
                                                                     =============         =============         =============
Supplementary Disclosure of Cash Flow Information:
 Cash paid to (received from) affiliates for:
   Federal income taxes                                              $      4,245          $      2,749          $     (1,812)
   Interest                                                                   148                   494                   440







See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group,Inc.)

NOTES TO FINANCIAL STATEMENTS
(DOLLARS IN THOUSANDS)

NOTE 1:   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 Description of Business: ML Life Insurance Company of New York (the "Company") is a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

 The Company sells non-participating life insurance and annuity products primarily variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is licensed to sell insurance in nine states; however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly-owned broker-dealer subsidiary of Merrill Lynch & Co.

 Basis of Reporting: The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

 For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

 Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for the mortality risk and cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

 Investments: The Company's investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value with unrealized gains and losses included in stockholder's equity as a component of accumulated other comprehensive loss, net of tax. If a decline in value of a security is determined by management to be other-than-temporary, the carrying value is adjusted to the estimated fair value at the date of this determination and recorded as net realized investment gains (losses).

 For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification.

 Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency)
 BBB- or higher.

 All outstanding mortgage loans were repaid during 1997. The Company recognized income from mortgage loans based on the cash payment interest rate of the loan, which may have been different from the accrual interest rate of the loan for certain mortgage loans. The Company recognized a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there was a difference between the cash payment interest rate and the accrual interest rate. For all loans, the Company stopped accruing income when an interest payment default either occurred or was probable. Impairments of mortgage loans were established as valuation allowances and recorded to net realized investment gains or losses.

 Policy loans on insurance contracts are stated at unpaid principal balances.

 Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

 Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Certain costs and expenses reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

 The Company has entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-year period using an effective interest rate of 7.5%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions will be capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                                     1998             1997             1996
                                 ------------     ------------     ------------
Beginning balance                $    16,550      $    17,151      $    17,654
Capitalized amounts                      691              577              577
Interest accrued                       1,241            1,651            1,566
Amortization                          (5,698)          (2,829)          (2,646)
                                 ------------     ------------     ------------
Ending balance                   $    12,784      $    16,550      $    17,151
                                 ============     ============     ============

 The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                        1999  $905
                        2000  $785
                        2001  $747
                        2002  $712
                        2003  $700


 Separate Accounts: Separate Accounts are established in conformity with New York State Insurance Law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities.

 Net investment income and net realized and unrealized gains
 (losses) attributable to Separate Accounts assets accrue directly to the policyholder and are not reported as revenue in the Company's Statement of Earnings.

 Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

 Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

 Interest-sensitive life products        4.00% -  5.00%
 Interest-sensitive deferred annuities   3.70% -  8.23%
 Immediate annuities                     3.00% - 10.00%

 These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

 Claims and Claims Settlement Expenses: For life insurance products, the liability equals the death benefit for claims that have been reported to the Company and an estimate based
 upon prior experience for unreported claims.   For annuity
 products, the liability equals the guaranteed minimum death benefit reserve.

 Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal tax liability.

 The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

 Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

 Accounting Pronouncements: During 1998, the Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". This pronouncement requires a Company to present disaggregated information based on the internal segments used in managing its business. Adoption did not impact the Company's financial position or results of operations, but it did affect the presentation of the Company's disclosures (See note 9).

 In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and for Hedging Activities". This pronouncement will be effective for annual periods beginning after June 15, 1999. Adoption of this pronouncement is not expected to have a material impact on the Company's financial position or results of operations.

NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

 Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                  1998            1997
                                              ------------    ------------
  Assets:
   Fixed maturity securities (1)              $   200,681     $   255,958
   Equity securities (1)                           13,718           5,029
   Policy loans on insurance contracts (2)         88,083          88,163
   Cash and cash equivalents (3)                   18,707          10,063
   Separate Accounts assets (4)                   887,170         739,712
                                              ------------    ------------
  Total financial instruments                 $ 1,208,359     $ 1,098,925
                                              ============    ============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow model, including provision for credit risk, based upon the assumption that such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1998 and 1997, securities without a readily ascertainable market value, having an amortized cost of $33,427 and $47,064, had an estimated fair value of $33,879 and $48,188, respectively.

 (2) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (3) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (4) Assets held in Separate Accounts are carried at quoted market values.

NOTE 3:   INVESTMENTS

 The amortized cost and estimated fair value of investments in fixed maturity and equity securities as of December 31 were:

                                                                            1998
                                              ------------------------------------------------------------------
                                                 Cost /             Gross            Gross           Estimated
                                               Amortized          Unrealized       Unrealized          Fair
                                                 Cost               Gains            Losses            Value
                                              ------------      ------------      ------------      ------------
  Fixed maturity securities:
   Corporate debt securities                  $   159,421       $     3,404       $     1,224       $   161,601
   Mortgage-backed securities                      13,258               443                54            13,646
   U.S. government and agencies                    22,912               869                48            23,734
   Foreign governments                              1,997                 -               297             1,700
                                              ------------      ------------      ------------      ------------
     Total fixed maturity securities          $   197,588       $     4,716       $     1,623       $   200,681
                                              ============      ============      ============      ============
  Equity securities:
   Non-redeemable preferred stocks            $    13,361       $        58       $       257       $    13,162
   Common stocks                                    1,323                 -               767               556
                                              ------------      ------------      ------------      ------------
     Total equity securities                  $    14,684       $        58       $     1,024       $    13,718
                                              ============      ============      ============      ============

                                                                            1997
                                              ------------------------------------------------------------------
                                                 Cost /            Gross             Gross           Estimated
                                                Amortized        Unrealized        Unrealized          Fair
                                                  Cost             Gains             Losses            Value
                                              ------------      ------------      ------------      ------------
  Fixed maturity securities:
   Corporate debt securities                  $   198,266       $     4,595       $       777       $   202,084
   Mortgage-backed securities                      34,726             1,135                 5            35,856
   U.S. government and agencies                    13,593               268                11            13,850
   Municipals                                       2,090                90                 -             2,180
   Foreign governments                              2,020                 -                32             1,988
                                              ------------      ------------      ------------      ------------
     Total fixed maturity securities          $   250,695       $     6,088       $       825       $   255,958
                                              ============      ============      ============      ============
  Equity securities:
   Non-redeemable preferred stocks            $     4,507       $         -       $        34       $     4,473
   Common stocks                                    1,323                 -               767               556
                                              ------------      ------------      ------------      ------------
     Total equity securities                  $     5,830       $         -       $       801       $     5,029
                                              ============      ============      ============      ============

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998 by contractual maturity were:

                                                                Estimated
                                               Amortized          Fair
                                                  Cost            Value
                                              -----------      -----------
  Fixed maturity securities:
   Due in one year or less                    $   30,410       $   29,997
   Due after one year through five years          79,961           81,584
   Due after five years through ten years         47,930           48,689
   Due after ten years                            26,029           26,765
                                              -----------      -----------
                                                 184,330          187,035
   Mortgage-backed securities                     13,258           13,646
                                              -----------      -----------
   Total fixed maturity securities            $  197,588       $  200,681
                                              ===========      ===========

 Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penelties.

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998 by rating agency equivalent were:

                                                                Estimated
                                              Amortized           Fair
                                                 Cost             Value
                                              -----------      -----------

  AAA                                         $   53,959       $   55,431
  AA                                               5,484            5,515
  A                                               53,720           54,593
  BBB                                             74,577           76,069
  Non-investment grade                             9,848            9,073
                                              -----------      -----------
   Total fixed maturity securities            $  197,588       $  200,681
                                              ===========      ===========

 The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in conjunction with investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized investment gains or losses from available-for-sale investments had actually been realized, with corresponding credits or charges reported in stockholder's equity as a component of accumulated other comprehensive loss, net of taxes. The following reconciles net unrealized investment gains (losses) on available-for-sale investments as of December 31:

                                                         1998          1997
                                                     -----------   -----------
  Assets:
   Fixed maturity securities                         $    3,093    $    5,263
   Equity securities                                       (966)         (801)
                                                     -----------   -----------
                                                          2,127         4,462
                                                     -----------   -----------
  Liabilities:
   Policyholders' account balances                        3,615         5,032
   Federal income taxes - deferred                         (521)         (200)
                                                     -----------   -----------
                                                          3,094         4,832
                                                     -----------   -----------
  Stockholder's equity:
   Accumulated other comprehensive loss              $     (967)   $     (370)
                                                     ===========   ===========

 Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
 December 31 were:

                                          1998           1997          1996
                                       -----------   -----------   -----------
  Proceeds                             $  102,967    $   88,882    $  155,645
  Gross realized investment gains           2,096         4,077         2,677
  Gross realized investment losses          4,094         2,130           508


 The company owned investment securities of $1,104 and $1,076 that were deposited with insurance regulatory authorities at December 31, 1998 and 1997, respectively.

 Net investment income arose from the following sources for the years ended December 31:

                                               1998        1997         1996
                                           -----------  -----------  -----------

  Fixed maturity securities                $   16,244   $   19,815   $   22,153
  Equity securities                               734          761          183
  Mortgage loans                                    -           81          388
  Policy loans on insurance contracts           4,316        4,333        4,133
  Cash and cash equivalents                       761        1,293        1,559
  Other                                            29           65            -
                                           -----------  -----------  -----------
  Gross investment income                      22,084       26,348       28,416
  Less investment expenses                       (535)        (883)        (896)
                                           -----------  -----------  -----------
  Net investment income                    $   21,549   $   25,465   $   27,520
                                           ===========  ===========  ===========

 Net realized investment gains (losses), including changes in valuation allowances, for the years ended December 31:

                                               1998         1997         1996
                                           -----------  -----------  -----------
  Fixed maturity securities                $   (1,944)  $   (1,268)  $      657
  Equity securities                               (54)       3,215        1,512
                                           -----------  -----------  -----------
  Net realized investment gains (losses)   $   (1,998)  $    1,947   $    2,169
                                           ===========  ===========  ===========

NOTE 4:   FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on earnings before federal income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                               1998         1997        1996
                                           -----------  -----------  -----------
  Provision for income taxes computed at
   Federal statutory rate                  $    2,325   $    5,133   $    4,833
  State corporate income taxes                      -            -          (10)
  Decrease in income taxes resulting from:
     Dividend received deduction                 (300)        (160)        (235)
     Foreign tax credit                          (153)           -            -
     Other                                          -            -            2
                                           -----------  -----------  -----------
       Federal income tax provision        $    1,872   $    4,973   $    4,590
                                           ===========  ===========  ===========

 The Federal statutory rate for each of the three years in the period ended December 31, 1998 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                         1998              1997              1996
                                                      -----------       -----------       -----------
  Deferred policy acquisition costs                   $     (158)       $      315        $     (259)
   Policyholders' account balances                          (659)             (140)            4,053
   Liability for guaranty fund assessments                     -               (50)               50
   Investment adjustments                                   (629)            1,943               642
   Other                                                     (19)                -                 2
                                                      -----------       -----------       -----------
  Deferred Federal income tax provision (benefit)     $   (1,465)       $    2,068        $    4,488
                                                      ===========       ===========       ===========

 Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                 1998             1997
                                             -----------      -----------
  Deferred tax assets:
   Policyholders' account balances           $    5,023       $    4,364
   Investment adjustments                           625               (4)
   Net unrealized investment loss                   521              200
   Other                                             19                -
                                             -----------      -----------
      Total deferred tax assets                   6,188            4,560
                                             -----------      -----------

  Deferred tax liabilities:
   Deferred policy acquisition costs              6,307            6,465
                                             -----------      -----------
      Net deferred tax liability             $      119       $    1,905
                                             ===========      ===========

 The Company anticipates that all deferred tax assets will be realized, therefore no valuation allowance has been provided.

NOTE 5:   REINSURANCE

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on a single life.

 Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $154 that can be drawn upon for delinquent reinsurance recoverables.

 As of December 31, 1998, the Company had the following life insurance in-force:

                                                                                                              Percentage
                                                       Ceded to           Assumed                             of amount
                                      Gross              other           from other          Net              assumed to
                                      amount           companies         companies          amount               net
                                    -----------       -----------       -----------       -----------        -----------
    Life insurance
        in force                    $   900,964       $   159,582       $ 1,116,951       $ 1,858,333               60%

NOTE 6:  RELATED PARTY TRANSACTIONS

 The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG, in relation to this service agreement, are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $4,767, $4,305 and $4,258 for 1998, 1997 and 1996 respectively. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest paid was $69, $64 and $74 for 1998, 1997 and 1996, respectively.

 The Company and Merrill Lynch Asset Management, LP ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $157, $159 and $186 for 1998, 1997 and 1996, respectively.

 The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $3,798, $4,130 and $1,334 for 1998, 1997 and 1996, respectively. Substantially all of these commissions were capitalized as deferred policy acquisitions costs and are being amortized in accordance with the policy discussed in Note 1.

 In connection with the acquisition of a block of variable life insurance business from Monarch Life Insurance Company ("Monarch Life"), the Company borrowed funds from Merrill Lynch & Co. to partially finance the transaction. As of December 31, 1998 and 1997, the outstanding loan balance was $434 and $1,156, respectively. Repayments made on this loan during 1998 and 1997 were $722 and $1,919, respectively. There were no repayments made during 1996. Loan interest was calculated at LIBOR plus 150 basis points. Intercompany interest paid during 1998, 1997 and 1996 was $79, $359 and $366, respectively.

 Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 7:   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

 Notice of intention to declare a dividend must be filed with the New York Superintendent of Insurance who may disallow the payment. During 1998, no dividend request was filed. During 1997 and 1996, the Company paid dividends of $15,000 and $35,000, respectively, to MLIG. Statutory capital and surplus at December 31, 1998 and 1997, was $55,851 and $51,080,
 respectively.

 Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices primarily differ from the principals utilized in these financial statements by charging policy acquisition costs to expense as incurred, establishing future policy benefit reserves using different actuarial assumptions, not providing for deferred income taxes and valuing securities on a different basis. The Company's statutory net income for 1998, 1997 and 1996 was $5,405, $9,888 and $12,884, respectively.

 The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 1998, and 1997, based on the RBC formula, the Company's total adjusted capital level was 761% and 649%, respectively, of the minimum amount of capital required to avoid regulatory action.

 In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the state of New York will require adoption of Codification for the preparation of statutory financial statements.
 Codification is not expected to have a material impact on the Company's capital requirements or statutory financial statements.

NOTE 8:   COMMITMENTS AND CONTINGENCIES

 State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). Based upon the public information available at this time, management believes the Company has no material financial obligations to state guaranty associations.

 In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 9.   SEGMENT INFORMATION

 In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities.

 The Company's organization is structured in accordance with its two business segments. Each segment has its own administrative service center that provides product support to the Company and customer service support to the Company's policyholders. Additionally, the marketing and sales management functions, within MLIG, are organized according to these two business segments.

 The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

 The "Other" category, presented in the following segment financial information, represents assets and related earnings that do not support policyholder liabilities.

 The following table summarizes each business segment's contribution to the consolidated amounts:

                                                 Life
 1998                                          Insurance        Annuities          Other            Total
--------                                      -----------      -----------      -----------      -----------
  Net interest spread (a)                     $      789       $    3,876       $    3,052       $    7,717
  Other revenues                                   8,472            5,377             (363)          13,486
                                              -----------      -----------      -----------      -----------
  Net revenues                                     9,261            9,253            2,689           21,203
                                              -----------      -----------      -----------      -----------

  Policy benefits                                  1,570               60                -            1,630
  Reinsurance premium ceded                        1,705                -                -            1,705
  DAC amortization                                 3,571            2,188                -            5,759
  Other non-interest expenses                      1,973            3,494                -            5,467
                                              -----------      -----------      -----------      -----------
  Total non-interest expenses                      8,819            5,742                -           14,561
                                              -----------      -----------      -----------      -----------
  Net earnings before Federal income
      tax provision (benefit)                        442            3,511            2,689            6,642
  Income tax expense (benefit)                        (7)             938              941            1,872
                                              -----------      -----------      -----------      -----------
  Net earnings                                $      449       $    2,573       $    1,748       $    4,770
                                              ===========      ===========      ===========      ===========
  Balance Sheet Information:

  Total assets                                $  481,305        $ 720,478        $  46,182       $1,247,965
  Deferred policy acquisition costs           $   15,325        $  14,417        $       -       $   29,742
  Policy liabilities and accruals             $  103,926        $ 168,306        $       -       $  272,232
  Other policyholder funds                    $    1,319        $       -        $     464       $    1,783

                                                 Life
 1997                                          Insurance         Annuities          Other            Total
--------                                      -----------       -----------      -----------      -----------
  Net interest spread (a)                     $    1,399        $    6,060       $    3,474       $   10,933
  Other revenues                                   7,759             7,172               80           15,011
                                              -----------       -----------      -----------      -----------
  Net revenues                                     9,158            13,232            3,554           25,944
                                              -----------       -----------      -----------      -----------

  Policy benefits                                    781                 -                -              781
  Reinsurance premium ceded                        1,584                 -                -            1,584
  DAC amortization                                 1,992             2,127                -            4,119
  Other non-interest expenses                      1,747             3,048                -            4,795
                                              -----------       -----------      -----------      -----------
  Total non-interest expenses                      6,104             5,175                -           11,279
                                              -----------       -----------      -----------      -----------
  Net earnings before Federal income
      tax provision                                3,054             8,057            3,554           14,665
  Income tax expense                                 987             2,742            1,244            4,973
                                              -----------       -----------      -----------      -----------
  Net earnings                                $    2,067       $     5,315       $    2,310       $    9,692
                                              ===========       ===========      ===========      ===========
  Balance Sheet Information:

  Total assets                                $  456,240       $   635,673       $   46,668       $1,138,581
  Deferred policy acquisition costs           $   17,506       $    12,900       $        -       $   30,406
  Policy liabilities and accruals             $  103,677       $   205,663       $        -       $  309,340
  Other policyholder funds                    $      974       $         -       $      967       $    1,941

                                                 Life
 1996                                          Insurance        Annuities          Other            Total
--------                                      -----------      -----------      -----------      ------------
  Net interest spread (a)                     $    1,400       $    5,721       $    3,813       $    10,934
  Other revenues                                   7,680            6,431               17            14,128
                                              -----------      -----------      -----------      ------------
  Net revenues                                     9,080           12,152            3,830            25,062
                                              -----------      -----------      -----------      ------------

  Policy benefits                                  1,311                -                -             1,311
  Reinsurance premium ceded                        1,262                -                -             1,262
  DAC amortization                                 1,736            2,048                -             3,784
  Other non-interest expenses                      1,755            3,141                -             4,896
                                              -----------      -----------      -----------      ------------
  Total non-interest expenses                      6,064            5,189                -            11,253
                                              -----------      -----------      -----------      ------------
  Net earnings before Federal income
      tax provision                                3,016            6,963            3,830            13,809
  Income tax expense                                 923            2,335            1,332             4,590
                                              -----------      -----------      -----------      ------------
  Net earnings                                $    2,093       $    4,628       $    2,498       $     9,219
                                              ===========      ===========      ===========      ============
  Balance Sheet Information:

  Total assets                                $  429,330       $  534,376       $   44,361       $ 1,008,067
  Deferred policy acquisition costs           $   18,213       $   11,059       $        -       $    29,272
  Policy liabilities and accruals             $  101,689       $  219,450       $        -       $   321,139
  Other policyholder funds                    $      994       $        -       $      166       $     1,160

 (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

 The table below summarizes the Company's net revenues by product for 1998, 1997, and 1996:

                                                 1998             1997             1996
                                              -----------      -----------      ----------
  Life Insurance
       Variable Life                          $    9,045       $    8,828       $   8,790
       Interest-sensitive whole life                 216              330             290
                                              -----------      -----------      ----------
       Total Life Insurance                        9,261            9,158           9,080
                                              -----------      -----------      ----------
  Annuities
       Variable annuities                          6,240            4,673           3,602
       Interest-sensitive annuities                3,013            8,559           8,550
                                              -----------      -----------      ----------
       Total Annuities                             9,253           13,232          12,152
                                              -----------      -----------      ----------
  Other                                            2,689            3,554           3,830
                                              -----------      -----------      ----------
  Total                                       $   21,203       $   25,944       $  25,062
                                              ===========      ===========      ==========

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)   Financial Statements
       (1)         Financial Statements of ML of New York Variable
                    Annuity Separate Account A as of December 31,
                    1998 and for the two years ended December 31,
                    1998 and the Notes relating thereto appear in the
                    Statement of Additional Information (Part B of
                    the Registration Statement).
       (2)         Financial Statements of ML of New York Variable
                    Annuity Separate Account B as of December 31,
                    1998 and for the two years ended December 31,
                    1998 and the Notes relating thereto appear in the
                    Statement of Additional Information (Part B of
                    the Registration Statement).
       (3)         Financial Statements of ML Life Insurance Company
                    of New York for the three years ended December
                    31, 1998 and the Notes relating thereto appear in
                    the Statement of Additional Information (Part B
                    of the Registration Statement).
(b)   Exhibits
       (1)         Resolution of the Board of Directors of ML Life
                    Insurance Company of New York establishing the ML
                    of New York Variable Annuity Separate Account A
                    and ML of New York Variable Annuity Separate
                    Account B (Incorporated by Reference to
                    Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9,
                    1996).
       (2)         Not Applicable
       (3)         Underwriting Agreement Between ML Life Insurance
                    Company of New York and Merrill Lynch, Pierce,
                    Fenner & Smith Incorporated (Incorporated by
                    Reference to Post-Effective Amendment No. 10 to
                    Form N-4, Registration No. 33-43654 Filed
                    December 9, 1996).
       (4)  (a)    Individual Variable Annuity Contract issued by ML
                    Life Insurance Company of New York (Incorporated
                    by Reference to Post-Effective Amendment No. 10
                    to Form N-4, Registration No. 33-43654 Filed
                    December 9, 1996).
            (b)    ML Life Insurance Company of New York Contingent
                    Deferred Sales Charge Waiver Endorsement
                    (Incorporated by Reference to Post-Effective
                    Amendment No. 10 to Form N-4, Registration No.
                    33-43654 Filed December 9, 1996).
            (c)    ML Life Insurance Company of New York Individual
                    Retirement Annuity Endorsement (Incorporated by
                    Reference to Post-Effective Amendment No. 10 to
                    Form N-4, Registration No. 33-43654 Filed
                    December 9, 1996).
            (d)    ML Life Insurance Company of New York Endorsement
                    (MLNY008) (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 7 to
                    Form N-4, Registration No. 33-45380 Filed April
                    26, 1995).
            (e)    ML Life Insurance Company of New York Endorsement.
                    (MLNY011) (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 7 to
                    Form N-4, Registration No. 33-45380 Filed April
                    26, 1995).
            (f)    ML Life Insurance Company of New York Individual
                    Variable Annuity Contract (MLNY-VA-001NY1)
                    (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 7 to Form N-4,
                    Registration No. 33-45380 Filed April 26, 1995).
            (g)    ML Life Insurance Company of New York Endorsement
                    (MLNY013) (Incorporated by Reference to
                    Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9,
                    1996).
            (h)    ML Life Insurance Company of New York Endorsement
                    (MLNY014) (Incorporated by Reference to
                    Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9,
                    1996).
            (i)    Tax-Sheltered Annuity Endorsement.
       (5)  (a)    ML Life Insurance Company of New York Variable
                    Annuity Application (Incorporated by Reference to
                    Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9,
                    1996).

            (b)    ML Life Insurance Company of New York Variable
                    Annuity Application (MLNY010) (Incorporated by
                    Reference to Registrant's Post-Effective
                    Amendment No. 7 to Form N-4, Registration No.
                    33-45380 Filed April 26, 1995).
       (6)  (a)(i) Certificate of Amendment and Restatement of
                    Charter of Royal Tandem Life Insurance Company
                    (Incorporated by Reference to Post-Effective
                    Amendment No. 10 to Form N-4, Registration No.
                    33-43654 Filed December 9, 1996).
       (6)  (a)(ii) Certificate of Amendment of the Charter of ML Life
                    Insurance Company of New York (Incorporated by
                    Reference to Post-Effective Amendment No. 10 to
                    Form N-4, Registration No. 33-43654 Filed
                    December 9, 1996).
            (b)    By-Laws of ML Life Insurance Company of New York.
                    (Incorporated by Reference to Post-Effective
                    Amendment No. 10 to Form N-4, Registration No.
                    33-43654 filed December 9, 1996).
       (7)         Not Applicable
       (8)  (a)    Amended General Agency Agreement (Incorporated by
                    Reference to Registrant's Post-Effective
                    Amendment No. 4 to Form N-4, Registration No.
                    33-45380 Filed April 28, 1994).
            (b)    Indemnity Agreement Between ML Life Insurance
                    Company of New York and Merrill Lynch Life
                    Agency, Inc. (Incorporated by Reference to
                    Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9,
                    1996).
            (c)    Management Agreement Between ML Life Insurance
                    Company of New York and Merrill Lynch Asset
                    Management, Inc. (Incorporated by Reference to
                    Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9,
                    1996).
            (d)    Agreement Between ML Life Insurance Company of New
                    York and Merrill Lynch Variable Series Funds,
                    Inc. Relating to Maintaining Constant Net Asset
                    Value for the Reserve Assets Fund (Incorporated
                    by Reference to Post-Effective Amendment No. 10
                    to Form N-4, Registration No. 33-43654 Filed
                    December 9, 1996).
            (e)    Agreement Between ML Life Insurance Company of New
                    York and Merrill Lynch Variable Series Funds,
                    Inc. Relating to Maintaining Constant Net Asset
                    Value for the Domestic Money Market Fund
                    (Incorporated by Reference to Post-Effective
                    Amendment No. 10 to Form N-4, Registration No.
                    33-43654 Filed December 9, 1996).
            (f)    Agreement Between ML Life Insurance Company of New
                    York and Merrill Lynch Variable Series Funds,
                    Inc. Relating to Valuation and Purchase
                    Procedures (Incorporated by Reference to
                    Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9,
                    1996).
            (g)    Service Agreement Between Tandem Financial Group,
                    Inc. and Royal Tandem Life Insurance Company
                    (Incorporated by Reference to Post-Effective
                    Amendment No. 10 to Form N-4, Registration No.
                    33-43654 Filed December 9, 1996).
            (h)    Reimbursement Agreement Between Merrill Lynch
                    Asset Management, Inc. and Merrill Lynch Life
                    Agency (Incorporated by Reference to
                    Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9,
                    1996).
            (i)    Form of Participation Agreement Between Merrill
                    Lynch Variable Series Funds, Inc., Merrill Lynch
                    Life Insurance Company, ML Life Insurance Company
                    of New York, and Family Life Insurance Company
                    (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 5 to Form N-4,
                    Registration No. 33-45380 Filed April 28, 1994).
            (j)    Form of Participation Agreement Between Merrill
                    Lynch Variable Series Funds, Inc. and ML Life
                    Insurance Company of New York. (Incorporated by
                    Reference to Post-Effective Amendment No. 10 to
                    Form N-4, Registration No. 33-43654 Filed Decem-
                    ber 9, 1996).

            (k)    Form of Amendment to Participation Agreement
                    Between Merrill Lynch Variable Series Funds, Inc.
                    and ML Life Insurance Company of New York
                    (Incorporated by Reference to Post-Effective
                    Amendment No. 12 to Form N-4, Registration No.
                    33-43654 Filed May 1, 1998).
       (9)         Opinion of Barry G. Skolnick, Esq. and Consent to
                    its use as to the legality of the securities
                    being registered. (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 10 to
                    Form N-4, Registration No. 33-43654 Filed
                    December 9, 1996.)
      (10)  (a)    Written Consent of Sutherland Asbill & Brennan LLP
            (b)    Written Consent of Deloitte & Touche LLP,
                    independent auditors.
            (c)    Written Consent of Barry G. Skolnick, Esq.
      (11)         Not Applicable
      (12)         Not Applicable
      (13)         Schedule for Computation of Performance Quotations
                    (Incorporated by Reference to Post-Effective
                    Amendment No. 10 to Form N-4, Registration No.
                    33-43654 Filed December 9, 1996).
      (14)  (a)    Power of Attorney from Frederick J.C. Butler
                    (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 33-45380 Filed March 2, 1994).
            (b)    Power of Attorney from Michael P. Cogswell
                    (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 33-45380 Filed March 2, 1994).
            (c)    Power of Attorney from Sandra K. Cox (Incorporated
                    by Reference to Registrant's Post-Effective
                    Amendment No. 4 to Form N-4, Registration No.
                    33-45380 Filed March 2, 1994).
            (d)    Power of Attorney from Joseph E. Crowne, Jr.
                    (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 33-45380 Filed March 2, 1994).
            (e)    Power of Attorney from David M. Dunford
                    (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 33-45380 Filed March 2, 1994).
            (f)    Power of Attorney from John C.R. Hele
                    (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 33-45380 Filed March 2, 1994).
            (g)    Power of Attorney from Robert L. Israeloff
                    (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 33-45380 Filed March 2, 1994).
            (h)    Power of Attorney from Allen N. Jones
                    (Incorporated by Reference to Post-Effective
                    Amendment No. 11 to Form N-4, Registration No.
                    33-43654 Filed April 23, 1997).
            (i)    Power of Attorney from Cynthia L. Kahn
                    (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 33-45380 Filed March 2, 1994).
            (j)    Power of Attorney from Robert A. King
                    (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 33-45380 Filed March 2, 1994).
            (k)    Power of Attorney from Irving M. Pollack
                    (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 33-45380 Filed March 2, 1994).
            (l)    Power of Attorney from Barry G. Skolnick
                    (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 33-45380 Filed March 2, 1994).

            (m)    Power of Attorney from William A. Wilde
                    (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 33-45380 Filed March 2, 1994).
            (n)    Power of Attorney from Anthony J. Vespa
                    (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 33-45380 Filed March 2, 1994).
            (o)    Power of Attorney from Francis X. Ervin, Jr.
                    (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 8 to Form N-4,
                    Registration No. 33-45380 Filed April 25, 1996).
            (p)    Power of Attorney from Gail R. Farkas
                    (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 8 to Form N-4,
                    Registration No. 33-45380 Filed April 25, 1996).
            (q)    Power of Attorney from Stanley C. Peterson
                    (Incorporated by Reference to ML Life Insurance
                    Company of New York's Registration Statement on
                    Form S-1, Registration No. 333-48983 Filed March
                    31, 1998).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*


           NAME                   PRINCIPAL BUSINESS ADDRESS                 POSITION WITH DEPOSITOR*
---------------------------  ------------------------------------  ---------------------------------------------
Frederick J.C. Butler        Butler, Chapman & Co., Inc.           Director.
                             609 Fifth Avenue
                             New York, NY 10017
Michael P. Cogswell          800 Scudders Mill Road                Director, Vice President and Senior Counsel.
                             Plainsboro, NJ 08536
Joseph E. Crowne, Jr.        800 Scudders Mill Road                Director, Senior Vice President,
                             Plainsboro, NJ 08536                    Chief Financial Officer, Chief
                                                                     Actuary and Treasurer.
David M. Dunford             800 Scudders Mill Road                Director, Senior Vice President
                             Plainsboro, NJ 08536                    and Chief Investment Officer.
Gail R. Farkas               800 Scudders Mill Road                Director and Senior Vice President.
                             Plainsboro, NJ 08536
Robert L. Israeloff          Israeloff, Trattner & Co.             Director.
                             11 Sunrise Plaza
                             Valley Stream, NY 11580-6169
Allen N. Jones               800 Scudders Mill Road                Director.
                             Plainsboro, NJ 08536
Cynthia L. Kahn              Rogers & Wells                        Director.
                             200 Park Avenue
                             New York, NY 10166
Robert A. King               119 Formby                            Director.
                             Williamsburg, VA 23188
Stanley C. Peterson          800 Scudders Mill Road                Director.
                             Plainsboro, NJ 08536
Irving M. Pollack            11400 Strand Drive                    Director.
                             Suite 310
                             Rockville, MD 20852-2970
Barry G. Skolnick            800 Scudders Mill Road                Director, Senior Vice President,
                             Plainsboro, NJ 08536                    General Counsel and Secretary.
Anthony J. Vespa             800 Scudders Mill Road                Director, Chairman of the Board,
                             Plainsboro, NJ 08536                    Chief Executive Officer and President.
Deborah J. Adler             800 Scudders Mill Road                Vice President and Actuary.
                             Plainsboro, NJ 08536

           NAME                   PRINCIPAL BUSINESS ADDRESS                 POSITION WITH DEPOSITOR*
---------------------------  ------------------------------------  ---------------------------------------------
Robert J. Boucher            1414 Main Street                      Senior Vice President,
                             Springfield, MA 01102                   Variable Life Administration.
Edward W. Diffin, Jr.        800 Scudders Mill Road                Vice President and Senior Counsel.
                             Plainsboro, NJ 08536
Linda Gillis                 4804 Deer Lake Drive East             Vice President and Assistant
                             Jacksonville, FL 32246                  Secretary.
Diana Joyner                 1414 Main Street                      Vice President.
                             Springfield, MA 01102
Peter P. Massa               4804 Deer Lake Drive East             Vice President.
                             Jacksonville, FL 32246
Kelly A. O'Dea               800 Scudders Mill Road                Vice President and Senior Compliance Officer.
                             Plainsboro, NJ 08536
Robert Ostrander             1414 Main Street                      Vice President and Controller.
                             Springfield, MA 01102
Shelley K. Parker            1414 Main Street                      Vice President and Assistant Secretary.
                             Springfield, MA 01102
Julia Raven                  800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Lori M. Salvo                800 Scudders Mill Road                Vice President and Senior Counsel.
                             Plainsboro, NJ 08536
John A. Shea                 800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Thomas Samalis               4804 Deer Lake Drive East             Vice President.
                             Jacksonville, FL 32246
Frederick H. Steele          800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Deborah J. Adler             800 Scudders Mill Road                Vice President and Actuary.
                             Plainsboro, NJ 08536
Tracy A. Bartoy              4804 Deer Lake Drive East             Vice President and Assistant Secretary.
                             Jacksonville, FL 32246
Robert J. Viamari            1414 Main Street                      Vice President and Assistant Secretary.
                             Springfield, MA 01102
Denis G. Wuestman            800 Scudders Mill Road Plainsboro,    Vice President.
                             NJ 08536
Matthew J. Rider             800 Scudders Mill Road                Vice President and Actuary.
                             Plainsboro, NJ 08536
Donald C. Stevens, III       800 Scudders Mill Road                Vice President and Controller.
                             Plainsboro, NJ 08536
Amy S. Winston               800 Scudders Mill Road                Vice President and Director of Compliance.
                             Plainsboro, NJ 08536


------------------------

* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    ML Life Insurance Company of New York is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc.

    A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.


                         SUBSIDIARIES OF THE REGISTRANT



    The following are subsidiaries of ML & Co. as of February 24, 1999 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.



                                                                                           STATE OR
NAME                                                                                       JURISDICTION OF ENTITY
-----------------------------------------------------------------------------------------  -----------------------
Merrill Lynch & Co., Inc.................................................................  Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated(1)..................................  Delaware
    Broadcort Capital Corp...............................................................  Delaware
    Merrill Lynch Life Agency Inc.(2)....................................................  Washington
    Merrill Lynch Professional Clearing Corp.(3).........................................  Delaware
  Merrill Lynch Bank & Trust Co..........................................................  New Jersey
  Merrill Lynch Capital Services, Inc....................................................  Delaware
  Merrill Lynch Government Securities Inc................................................  Delaware
    Merrill Lynch Money Markets Inc......................................................  Delaware
  Merrill Lynch Group, Inc...............................................................  Delaware
    Merrill Lynch & Co., Canada Ltd......................................................  Ontario
      Merrill Lynch Canada Inc...........................................................  Nova Scotia
    Mercury Asset Management Group Holdings PLC(4).......................................  England
      Mercury Asset Management Holdings Ltd..............................................  England
    Merrill Lynch Asset Management L.P.(5)...............................................  Delaware
    Merrill Lynch Capital Partners, Inc..................................................  Delaware
    Merrill Lynch Futures Inc............................................................  Delaware
    Merrill Lynch Group Holdings Limited.................................................  Ireland
      Merrill Lynch Capital Markets Bank Limited.........................................  Ireland
    Merrill Lynch Insurance Group, Inc...................................................  Delaware
      Merrill Lynch Life Insurance Company...............................................  Arkansas
      ML Life Insurance Company of New York..............................................  New York
    Merrill Lynch International Finance Corporation......................................  New York
      Merrill Lynch International Bank Limited...........................................  England
        Merrill Lynch Bank (Suisse) S.A..................................................  Switzerland
    Merrill Lynch Mortgage Capital Inc...................................................  Delaware
    Merrill Lynch Bank USA...............................................................  Utah
    Merrill Lynch Trust Company(6).......................................................  New Jersey
      Merrill Lynch Business Financial Services Inc......................................  Delaware
      Merrill Lynch Credit Corporation...................................................  Delaware
      Merrill Lynch Investment Partners Inc..............................................  Delaware
    MLDP Holdings, Inc.(7)...............................................................  Delaware
      Merrill Lynch Derivative Products AG...............................................  Switzerland
    ML IBK Positions Inc.................................................................  Delaware
      Merrill Lynch Capital Corporation..................................................  Delaware

                                                                                           STATE OR
NAME                                                                                       JURISDICTION OF ENTITY
-----------------------------------------------------------------------------------------  -----------------------
MERRILL LYNCH & CO., INC.
  MERRILL LYNCH GROUP, INC. (CONT'D)
    ML Leasing Equipment Corp.(8)........................................................  Delaware
  Merrill Lynch International Incorporated...............................................  Delaware
    Merrill Lynch (Australasia) Pty Limited..............................................  New South Wales
      Merrill Lynch International (Australia) Limited....................................  New South Wales
    Merrill Lynch International Bank.....................................................  United States
    Merrill Lynch International Holdings Inc.............................................  Delaware
      Merrill Lynch Bank (Austria) Aktiengesellschaft A.G................................  Austria
      Merrill Lynch Bank and Trust Company (Cayman) Limited..............................  Cayman Islands,
                                                                                           British West Indies
      Merrill Lynch Capital Markets A.G..................................................  Switzerland
      Merrill Lynch Europe PLC...........................................................  England
        Merrill Lynch Europe Holdings Limited............................................  England
          Merrill Lynch International....................................................  England
        Merrill Lynch, Pierce, Fenner & Smith (Brokers & Dealers) Limited................  England
      Merrill Lynch Europe Ltd...........................................................  Cayman Islands,
                                                                                           British West Indies
      Merrill Lynch France...............................................................  France
        Merrill Lynch Capital Markets (France) S.A.......................................  France
      Merrill Lynch (Asia Pacific) Limited...............................................  Hong Kong
        Merrill Lynch Far East Limited...................................................  Hong Kong
    Merrill Lynch Japan Incorporated.....................................................  Cayman Islands
                                                                                           British West Indies


------------------------


(1) MLPF&S also conducts business as "Merrill Lynch & Co."



(2) Similarly named affiliates and subsidiaries that engage in the sale of life insurance and annuity products are incorporated in various other jurisdictions.



(3) The preferred stock of the corporation is owned by an unaffiliated group of investors.



(4) Held through several intermediate holding companies.



(5) Merrill Lynch Asset Management L.P. is a limited partnership whose general partner is Princeton Services, Inc. and whose limited partner is ML & Co.



(6) Similarly named affiliates and subsidiaries that provide trust and custodial services are incorporated in various other jurisdictions.



(7) Merrill Lynch Group, Inc. owns 100% of this corporation's outstanding common voting stock. 100% of the outstanding preferred voting stock is held by outside parties.



(8) This corporation has more than 45 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.


ITEM 27. NUMBER OF CONTRACTS


    The number of contracts in force as of March 19, 1999 was 7,391.


ITEM 28. INDEMNIFICATION

    There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

    The indemnity agreement between ML Life Insurance Company of New York ("ML of New York") and its affiliate Merrill Lynch Life Agency, Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of ML of New York and the Contract, provides:

        ML of New York will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that ML of New York shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

    (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; Corporate Income Fund; The Corporate Fund Accumulation Program, Inc.; Defined Asset Funds--Municipal Insured Series; Equity Investor Fund; The Fund of Stripped ("Zero") U.S. Treasury Securities; The GNMA Investment Accumulation Program; Government Securities Income Fund; International Bond Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; Municipal Income Fund; and Municipal Investment Trust Fund; and The Municipal Fund Accumulation Program, Inc.

    Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; Merrill Lynch Life Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

    (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:


              NAME AND PRINCIPAL
               BUSINESS ADDRESS                     POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------------------  ---------------------------------------------
Herbert M. Allison, Jr.*                         Director, President and Chief Executive
                                                   Officer
Thomas W. Davis                                  Executive Vice President
Barry S. Friedberg*                              Executive Vice President
Edward L. Goldberg*                              Executive Vice President
Jerome P. Kenney*                                Executive Vice President
Theresa Lang*                                    Senior Vice President and Treasurer
E. Stanley O'Neal                                Executive Vice President
Thomas H. Patrick*                               Executive Vice President
George A. Schieren                               General Counsel and Senior Vice President
Winthrop H. Smith, Jr.*                          Executive Vice President
John L. Steffens*                                Director and Vice Chairman of the Board
Roger M. Vasey*                                  Executive Vice President


------------------------

*   World Financial Center, 250 Vesey Street, New York, NY 10281

    (c) Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 100 Church Street, 11th Floor, New York, NY 10080-6511, at Merrill Lynch Insurance Group Services, Inc. at 4804 Deer Lake Drive East, Jacksonville, Florida 32246, and at the office of the General Counsel at 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

ITEM 31. NOT APPLICABLE

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

    (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

    (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

    (d) ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.


    (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 38, 1998) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ML of New York Variable Annuity Separate Account B, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly has caused this Amendment to be signed on its behalf, in the City of Plainsboro, State of New Jersey, on the 12th day of April, 1999.


                                                  ML of New York Variable Annuity
                                                  Separate Account B
                                                  (Registrant)

Attest:    /s/ EDWARD W. DIFFIN, JR.              By:        /s/ BARRY G. SKOLNICK
           ------------------------------------              ------------------------------------
           Edward W. Diffin, Jr.                             Barry G. Skolnick
           Vice President and Senior Counsel                 Senior Vice President of
                                                             ML Life Insurance Company of
                                                             New York

                                                  ML Life Insurance Company of New York
                                                  (Depositor)

Attest:    /s/ EDWARD W. DIFFIN, JR.              By:        /s/ BARRY G. SKOLNICK
           ------------------------------------              ------------------------------------
           Edward W. Diffin, Jr.                             Barry G. Skolnick
           Vice President and Senior Counsel                 Senior Vice President


    As required by the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 12, 1999.


                      SIGNATURE                                                 TITLE
------------------------------------------------------  ------------------------------------------------------


                     *                                  Chairman of the Board, President and Chief
-------------------------------------------              Executive Officer
Anthony J. Vespa

                     *                                  Director, Senior Vice President, Chief Financial
-------------------------------------------              Officer, Chief Actuary and Treasurer
Joseph E. Crowne, Jr.

                     *                                  Director, Senior Vice President, and Chief
-------------------------------------------              Investment Officer
David M. Dunford

                     *                                  Director and Senior Vice President
-------------------------------------------
Gail R. Farkas

                     *                                  Director, Vice President and Senior Counsel
-------------------------------------------
Michael P. Cogswell

                      SIGNATURE                                                 TITLE
------------------------------------------------------  ------------------------------------------------------

                     *                                  Director
-------------------------------------------
Frederick J.C. Butler

                     *                                  Director
-------------------------------------------
Robert L. Israeloff

                     *                                  Director
-------------------------------------------
Allen N. Jones

                     *                                  Director
-------------------------------------------
Cynthia L. Kahn

                     *                                  Director
-------------------------------------------
Robert A. King

                     *                                  Director
-------------------------------------------
Stanley C. Peterson

                     *                                  Director
-------------------------------------------
Irving M. Pollack

*By: /s/ BARRY G. SKOLNICK                              In his own capacity as Director, Senior Vice
-------------------------------------------              President, General Counsel, and Secretary and as
    Barry G. Skolnick                                    Attorney-In-Fact

                                 EXHIBIT INDEX


 EXHIBIT                                             DESCRIPTION                                               PAGE
---------  ------------------------------------------------------------------------------------------------  ---------
 (4)(i)    Tax-Sheltered Annuity Endorsement...............................................................  C-
(10)(a)    Written Consent of Sutherland Asbill & Brennan LLP..............................................  C-
(10)(b)    Written Consent of Deloitte & Touche LLP, independent auditors..................................  C-
(10)(c)    Written Consent of Barry G. Skolnick, Esq.......................................................  C-